Vanguard Intermediate-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.0%)
U.S. Government Securities (1.0%)
	United States Treasury Note/Bond	2.125%	5/31/26	30,000	30,187
1	United States Treasury Note/Bond	2.375%	5/15/29	210,445	214,917
Total U.S. Government and Agency Obligations (Cost $244,661)					245,104
Corporate Bonds (98.2%)
Finance (35.8%)
	Banking (25.1%)
	American Express Co.	3.000%	10/30/24	39,593	39,805
	American Express Co.	3.625%	12/5/24	16,824	17,542
	American Express Co.	4.200%	11/6/25	6,865	7,369
	American Express Co.	3.125%	5/20/26	2,000	2,007
	American Express Credit Corp.	3.300%	5/3/27	27,223	27,966
	Associated Banc-Corp	4.250%	1/15/25	500	523
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	8,500	8,897
	Banco Santander SA	5.179%	11/19/25	17,710	18,763
	Banco Santander SA	4.250%	4/11/27	18,206	18,513
	Banco Santander SA	3.800%	2/23/28	15,785	15,535
	Banco Santander SA	4.379%	4/12/28	26,035	26,672
	Bank of America Corp.	4.125%	1/22/24	—	—
	Bank of America Corp.	4.200%	8/26/24	51,292	53,599
	Bank of America Corp.	4.000%	1/22/25	44,067	45,419
	Bank of America Corp.	3.950%	4/21/25	41,148	42,212
	Bank of America Corp.	3.875%	8/1/25	8,284	8,662
2	Bank of America Corp.	3.093%	10/1/25	29,008	29,012
2	Bank of America Corp.	3.366%	1/23/26	39,320	39,426
	Bank of America Corp.	4.450%	3/3/26	33,476	35,251
	Bank of America Corp.	3.500%	4/19/26	49,978	50,922
	Bank of America Corp.	6.220%	9/15/26	1,700	1,939
	Bank of America Corp.	4.250%	10/22/26	20,969	21,848
2	Bank of America Corp.	3.559%	4/23/27	40,000	40,654
	Bank of America Corp.	3.248%	10/21/27	43,954	43,773
	Bank of America Corp.	4.183%	11/25/27	36,934	38,107
2	Bank of America Corp.	3.824%	1/20/28	43,777	44,917
2	Bank of America Corp.	3.705%	4/24/28	42,338	43,122
2	Bank of America Corp.	3.593%	7/21/28	40,595	41,160
	Bank of America Corp.	3.419%	12/20/28	103,411	103,315
2	Bank of America Corp.	3.970%	3/5/29	39,780	41,045
2	Bank of America Corp.	4.271%	7/23/29	51,800	54,816
2	Bank of America Corp.	3.974%	2/7/30	38,320	39,609
2	Bank of Montreal	3.803%	12/15/32	13,600	13,583
	Bank of New York Mellon Corp.	3.400%	5/15/24	175	181
	Bank of New York Mellon Corp.	3.250%	9/11/24	12,424	12,757
	Bank of New York Mellon Corp.	3.000%	2/24/25	11,829	11,975
	Bank of New York Mellon Corp.	3.950%	11/18/25	7,830	8,372
	Bank of New York Mellon Corp.	2.800%	5/4/26	11,778	11,798
	Bank of New York Mellon Corp.	2.450%	8/17/26	14,013	13,699
	Bank of New York Mellon Corp.	3.250%	5/16/27	18,833	19,263
	Bank of New York Mellon Corp.	3.400%	1/29/28	15,065	15,547
2	Bank of New York Mellon Corp.	3.442%	2/7/28	14,915	15,275

Bank of New York Mellon Corp.	3.850%	4/28/28	200	215
Bank of New York Mellon Corp.	3.000%	10/30/28	4,813	4,757
Bank of Nova Scotia	4.500%	12/16/25	24,880	26,470
Bank One Corp.	7.625%	10/15/26	14,664	18,631
Bank One Corp.	8.000%	4/29/27	9,490	12,395
BankUnited Inc.	4.875%	11/17/25	6,400	6,844
Barclays plc	3.650%	3/16/25	34,377	33,863
2 Barclays plc	3.932%	5/7/25	100	99
Barclays plc	4.375%	1/12/26	34,581	34,952
Barclays plc	4.337%	1/10/28	17,949	17,872
2 Barclays plc	4.972%	5/16/29	31,021	32,166
BB&T Corp.	2.850%	10/26/24	19,187	19,336
BB&T Corp.	3.700%	6/5/25	19,542	20,479
BB&T Corp.	3.875%	3/19/29	6,000	6,212
BNP Paribas SA	4.250%	10/15/24	19,558	20,259
BPCE SA	4.000%	4/15/24	—	—
BPCE SA	3.375%	12/2/26	5,595	5,635
3 BPCE SA	3.250%	1/11/28	3,975	3,943
Branch Banking & Trust Co.	3.625%	9/16/25	27,847	28,724
Branch Banking & Trust Co.	3.800%	10/30/26	9,332	9,737
Capital One Financial Corp.	3.300%	10/30/24	23,906	24,060
Capital One Financial Corp.	3.200%	2/5/25	11,247	11,240
Capital One Financial Corp.	4.250%	4/30/25	11,580	12,170
Capital One Financial Corp.	4.200%	10/29/25	31,372	32,465
Capital One Financial Corp.	3.750%	7/28/26	24,427	24,246
Capital One Financial Corp.	3.750%	3/9/27	22,408	22,364
Capital One Financial Corp.	3.800%	1/31/28	18,630	18,587
Citigroup Inc.	3.750%	6/16/24	14,162	14,700
Citigroup Inc.	4.000%	8/5/24	10,429	10,822
Citigroup Inc.	3.875%	3/26/25	23,843	24,442
Citigroup Inc.	3.300%	4/27/25	18,878	19,180
Citigroup Inc.	4.400%	6/10/25	44,192	46,274
Citigroup Inc.	5.500%	9/13/25	26,223	29,115
Citigroup Inc.	3.700%	1/12/26	25,641	26,468
Citigroup Inc.	4.600%	3/9/26	26,552	28,156
Citigroup Inc.	3.400%	5/1/26	36,220	36,638
Citigroup Inc.	3.200%	10/21/26	47,622	47,327
Citigroup Inc.	4.300%	11/20/26	16,726	17,428
Citigroup Inc.	4.450%	9/29/27	59,244	61,875
2 Citigroup Inc.	3.887%	1/10/28	43,552	44,653
Citigroup Inc.	6.625%	1/15/28	1,153	1,413
2 Citigroup Inc.	3.668%	7/24/28	50,383	51,037
Citigroup Inc.	4.125%	7/25/28	17,660	18,157
2 Citigroup Inc.	3.520%	10/27/28	49,275	49,180
2 Citigroup Inc.	4.075%	4/23/29	26,825	27,919
2 Citigroup Inc.	3.980%	3/20/30	35,575	36,721
Citizens Bank NA	3.750%	2/18/26	1,013	1,049
Citizens Financial Group Inc.	4.300%	12/3/25	11,358	11,830
Comerica Bank	4.000%	7/27/25	4,100	4,288
Comerica Inc.	3.800%	7/22/26	159	164
3 Commonwealth Bank of Australia	3.350%	6/4/24	8,000	8,192
Compass Bank	3.875%	4/10/25	18,123	18,460
Cooperatieve Rabobank UA	3.375%	5/21/25	18,880	19,346
Cooperatieve Rabobank UA	4.375%	8/4/25	15,665	16,294
Cooperatieve Rabobank UA	3.750%	7/21/26	30,401	30,350
Credit Suisse AG	3.625%	9/9/24	42,777	44,372
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	35,990	36,665

Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	36,005	38,166
Deutsche Bank AG	3.700%	5/30/24	24,144	23,414
Deutsche Bank AG	3.700%	5/30/24	2,114	2,050
Deutsche Bank AG	4.100%	1/13/26	10,278	9,989
Discover Bank	4.250%	3/13/26	4,568	4,753
Discover Bank	3.450%	7/27/26	20,308	20,081
Discover Bank	4.650%	9/13/28	15,715	16,669
Discover Financial Services	3.950%	11/6/24	9,186	9,529
Discover Financial Services	3.750%	3/4/25	12,295	12,464
Discover Financial Services	4.500%	1/30/26	7,850	8,225
Discover Financial Services	4.100%	2/9/27	10,549	10,721
Fifth Third Bancorp	3.950%	3/14/28	8,933	9,445
Fifth Third Bank	3.950%	7/28/25	12,850	13,698
Fifth Third Bank	3.850%	3/15/26	11,349	11,865
FirstMerit Bank NA	4.270%	11/25/26	450	465
Goldman Sachs Group Inc.	3.850%	7/8/24	34,320	35,486
Goldman Sachs Group Inc.	3.500%	1/23/25	40,039	40,499
Goldman Sachs Group Inc.	3.750%	5/22/25	43,696	44,749
2 Goldman Sachs Group Inc.	3.272%	9/29/25	45,195	45,035
Goldman Sachs Group Inc.	4.250%	10/21/25	28,931	29,909
Goldman Sachs Group Inc.	3.750%	2/25/26	34,993	35,731
Goldman Sachs Group Inc.	3.500%	11/16/26	49,572	49,680
Goldman Sachs Group Inc.	5.950%	1/15/27	15,795	18,153
Goldman Sachs Group Inc.	3.850%	1/26/27	56,217	57,512
2 Goldman Sachs Group Inc.	3.691%	6/5/28	35,688	35,969
2 Goldman Sachs Group Inc.	3.814%	4/23/29	23,225	23,413
2 Goldman Sachs Group Inc.	4.223%	5/1/29	57,195	59,350
HSBC Holdings plc	5.100%	4/5/21	—	—
HSBC Holdings plc	4.250%	3/14/24	—	—
HSBC Holdings plc	4.250%	8/18/25	28,249	29,022
HSBC Holdings plc	4.300%	3/8/26	48,879	51,223
HSBC Holdings plc	3.900%	5/25/26	51,484	52,759
2 HSBC Holdings plc	4.292%	9/12/26	50,113	52,109
HSBC Holdings plc	4.375%	11/23/26	22,928	23,633
2 HSBC Holdings plc	4.041%	3/13/28	33,928	34,725
2 HSBC Holdings plc	4.583%	6/19/29	39,165	41,533
2 HSBC Holdings plc	3.973%	5/22/30	42,500	43,011
HSBC USA Inc.	3.500%	6/23/24	13,125	13,542
Huntington Bancshares Inc.	4.000%	5/15/25	8,379	8,863
ING Groep NV	3.950%	3/29/27	28,103	28,620
ING Groep NV	4.550%	10/2/28	19,065	20,384
ING Groep NV	4.050%	4/9/29	17,285	17,698
JPMorgan Chase & Co.	3.625%	5/13/24	425	441
JPMorgan Chase & Co.	3.875%	9/10/24	56,621	58,855
JPMorgan Chase & Co.	3.125%	1/23/25	33,377	33,582
2 JPMorgan Chase & Co.	3.220%	3/1/25	153	155
JPMorgan Chase & Co.	3.900%	7/15/25	42,471	44,629
JPMorgan Chase & Co.	3.300%	4/1/26	40,305	40,897
JPMorgan Chase & Co.	3.200%	6/15/26	39,695	39,919
JPMorgan Chase & Co.	2.950%	10/1/26	58,647	58,157
JPMorgan Chase & Co.	4.125%	12/15/26	25,352	26,541
2 JPMorgan Chase & Co.	3.960%	1/29/27	31,940	33,422
JPMorgan Chase & Co.	4.250%	10/1/27	28,272	29,736
JPMorgan Chase & Co.	3.625%	12/1/27	17,540	17,672
2 JPMorgan Chase & Co.	3.782%	2/1/28	46,516	47,890
2 JPMorgan Chase & Co.	3.540%	5/1/28	30,980	31,370
2 JPMorgan Chase & Co.	3.509%	1/23/29	37,170	37,389

2 JPMorgan Chase & Co.	4.005%	4/23/29	50,200	52,106
2 JPMorgan Chase & Co.	4.203%	7/23/29	36,170	38,237
2 JPMorgan Chase & Co.	4.452%	12/5/29	31,460	34,033
2 JPMorgan Chase & Co.	3.702%	5/6/30	19,500	19,882
KeyBank NA	3.300%	6/1/25	11,170	11,512
KeyBank NA	3.400%	5/20/26	10,936	11,071
KeyBank NA	6.950%	2/1/28	4,614	5,725
KeyBank NA	3.900%	4/13/29	405	424
KeyCorp	4.150%	10/29/25	12,417	13,259
KeyCorp	4.100%	4/30/28	6,925	7,392
Lloyds Bank plc	3.500%	5/14/25	1,900	1,928
Lloyds Banking Group plc	4.500%	11/4/24	18,006	18,334
Lloyds Banking Group plc	4.450%	5/8/25	13,490	14,046
Lloyds Banking Group plc	4.582%	12/10/25	31,034	31,613
Lloyds Banking Group plc	4.650%	3/24/26	14,361	14,640
Lloyds Banking Group plc	3.750%	1/11/27	23,966	23,689
Lloyds Banking Group plc	4.375%	3/22/28	33,100	33,995
Lloyds Banking Group plc	4.550%	8/16/28	23,745	24,803
2 Lloyds Banking Group plc	3.574%	11/7/28	24,615	23,842
Manufacturers & Traders Trust Co.	2.900%	2/6/25	13,575	13,703
Manufacturers & Traders Trust Co.	3.400%	8/17/27	6,265	6,509
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	13,779	14,430
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	32,240	34,028
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	13,500	13,527
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	10,713	11,219
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	25,770	26,287
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	28,290	30,374
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	17,509	18,888
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	25,600	26,913
Mizuho Financial Group Inc.	2.839%	9/13/26	7,135	7,085
Mizuho Financial Group Inc.	3.663%	2/28/27	3,500	3,656
Mizuho Financial Group Inc.	3.170%	9/11/27	24,185	24,489
Mizuho Financial Group Inc.	4.018%	3/5/28	18,050	19,488
2 Mizuho Financial Group Inc.	4.254%	9/11/29	19,550	21,147
Morgan Stanley	3.875%	4/29/24	—	—
Morgan Stanley	3.700%	10/23/24	50,332	52,040
Morgan Stanley	4.000%	7/23/25	42,969	45,005
Morgan Stanley	5.000%	11/24/25	28,978	31,525
Morgan Stanley	3.875%	1/27/26	36,353	37,809
Morgan Stanley	3.125%	7/27/26	43,375	43,249
Morgan Stanley	6.250%	8/9/26	16,075	18,941
Morgan Stanley	4.350%	9/8/26	36,428	38,134
Morgan Stanley	3.625%	1/20/27	53,753	54,918
Morgan Stanley	3.950%	4/23/27	35,291	35,985
2 Morgan Stanley	3.591%	7/22/28	59,510	60,138
2 Morgan Stanley	3.772%	1/24/29	50,920	51,921
2 Morgan Stanley	4.431%	1/23/30	50,100	53,814
MUFG Americas Holdings Corp.	3.000%	2/10/25	10,057	10,109
National Australia Bank Ltd.	3.375%	1/14/26	10,335	10,611
National Australia Bank Ltd.	2.500%	7/12/26	14,032	13,624
Northern Trust Corp.	3.950%	10/30/25	12,489	13,275
Northern Trust Corp.	3.650%	8/3/28	5,255	5,588
Northern Trust Corp.	3.150%	5/3/29	4,675	4,774
2 Northern Trust Corp.	3.375%	5/8/32	5,625	5,612
People's United Bank NA	4.000%	7/15/24	6,187	6,351
PNC Bank NA	3.300%	10/30/24	9,730	9,980
PNC Bank NA	2.950%	2/23/25	17,646	17,762

PNC Bank NA	3.250%	6/1/25	18,594	19,050
PNC Bank NA	4.200%	11/1/25	9,167	9,837
PNC Bank NA	3.100%	10/25/27	14,903	15,085
PNC Bank NA	3.250%	1/22/28	5,035	5,157
PNC Bank NA	4.050%	7/26/28	18,097	19,223
PNC Financial Services Group Inc.	3.150%	5/19/27	14,917	15,226
PNC Financial Services Group Inc.	3.450%	4/23/29	23,000	23,356
Royal Bank of Canada	4.650%	1/27/26	26,936	29,296
Royal Bank of Scotland Group plc	4.800%	4/5/26	20,380	21,337
2 Royal Bank of Scotland Group plc	4.892%	5/18/29	34,720	36,068
2 Royal Bank of Scotland Group plc	5.076%	1/27/30	28,860	30,526
2 Royal Bank of Scotland Group plc	4.445%	5/8/30	14,750	14,854
Santander Holdings USA Inc.	4.500%	7/17/25	22,290	23,294
Santander Holdings USA Inc.	4.400%	7/13/27	19,199	19,570
2 Santander UK Group Holdings plc	3.823%	11/3/28	15,577	15,276
State Street Corp.	3.300%	12/16/24	19,402	19,932
State Street Corp.	3.550%	8/18/25	19,713	20,593
State Street Corp.	2.650%	5/19/26	15,071	14,949
2 State Street Corp.	4.141%	12/3/29	3,500	3,802
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	11,450	11,746
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,500	2,622
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	29,894	31,587
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	30,129	29,581
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	24,845	24,997
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	22,950	23,773
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	20,285	21,010
Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	14,500	14,911
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,100	14,682
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	8,205	8,810
Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	5,800	6,406
SunTrust Bank	3.200%	4/1/24	175	178
SunTrust Bank	4.050%	11/3/25	4,127	4,409
SunTrust Bank	3.300%	5/15/26	15,092	15,164
SunTrust Banks Inc.	4.000%	5/1/25	22,506	23,768
SVB Financial Group	3.500%	1/29/25	5,340	5,398
Synchrony Financial	4.250%	8/15/24	17,158	17,572
Synchrony Financial	4.500%	7/23/25	19,481	19,973
Synchrony Financial	3.700%	8/4/26	13,559	13,152
Synchrony Financial	3.950%	12/1/27	9,860	9,527
Synchrony Financial	5.150%	3/19/29	9,176	9,536
2 Toronto-Dominion Bank	3.625%	9/15/31	23,979	24,047
US Bancorp	3.600%	9/11/24	20,088	20,951
US Bancorp	3.950%	11/17/25	7,060	7,558
US Bancorp	3.100%	4/27/26	10,306	10,414
US Bancorp	2.375%	7/22/26	18,896	18,428
US Bancorp	3.150%	4/27/27	19,855	20,222
US Bancorp	3.900%	4/26/28	15,201	16,460
US Bank NA	2.800%	1/27/25	24,957	25,175
Wachovia Corp.	6.605%	10/1/25	475	559
Wachovia Corp.	7.574%	8/1/26	2,409	3,001
Webster Financial Corp.	4.100%	3/25/29	4,625	4,770
Wells Fargo & Co.	3.300%	9/9/24	42,446	43,234
Wells Fargo & Co.	3.000%	2/19/25	42,632	42,719
Wells Fargo & Co.	3.550%	9/29/25	41,622	42,781
Wells Fargo & Co.	3.000%	4/22/26	54,645	54,295
Wells Fargo & Co.	4.100%	6/3/26	40,458	41,982
Wells Fargo & Co.	3.000%	10/23/26	57,803	57,047

Wells Fargo & Co.	4.300%	7/22/27	34,100	35,731
2 Wells Fargo & Co.	3.584%	5/22/28	39,236	39,859
Wells Fargo & Co.	4.150%	1/24/29	46,941	49,530
Westpac Banking Corp.	2.850%	5/13/26	33,670	33,404
Westpac Banking Corp.	2.700%	8/19/26	16,484	16,211
Westpac Banking Corp.	3.350%	3/8/27	17,066	17,504
Westpac Banking Corp.	3.400%	1/25/28	8,000	8,299
2 Westpac Banking Corp.	4.322%	11/23/31	17,500	17,776

Brokerage (1.4%)
Affiliated Managers Group Inc.	3.500%	8/1/25	4,541	4,653
Ameriprise Financial Inc.	3.700%	10/15/24	10,531	11,058
Ameriprise Financial Inc.	2.875%	9/15/26	6,780	6,681
Apollo Investment Corp.	5.250%	3/3/25	500	507
BlackRock Inc.	3.200%	3/15/27	10,056	10,304
BlackRock Inc.	3.250%	4/30/29	15,950	16,315
Brookfield Asset Management Inc.	4.000%	1/15/25	4,828	5,031
Brookfield Finance Inc.	4.250%	6/2/26	6,984	7,268
Brookfield Finance Inc.	3.900%	1/25/28	12,028	12,101
Brookfield Finance Inc.	4.850%	3/29/29	16,900	18,054
Cboe Global Markets Inc.	3.650%	1/12/27	9,728	10,068
Charles Schwab Corp.	3.000%	3/10/25	4,995	5,074
Charles Schwab Corp.	3.850%	5/21/25	12,336	13,115
Charles Schwab Corp.	3.450%	2/13/26	4,780	4,957
Charles Schwab Corp.	3.200%	3/2/27	18,678	18,995
Charles Schwab Corp.	3.200%	1/25/28	12,461	12,583
Charles Schwab Corp.	4.000%	2/1/29	5,300	5,711
Charles Schwab Corp.	3.250%	5/22/29	4,000	4,037
CME Group Inc.	3.000%	3/15/25	12,835	13,119
CME Group Inc.	3.750%	6/15/28	6,330	6,766
E*TRADE Financial Corp.	3.800%	8/24/27	6,214	6,177
E*TRADE Financial Corp.	4.500%	6/20/28	6,704	6,964
Eaton Vance Corp.	3.500%	4/6/27	5,575	5,711
Franklin Resources Inc.	2.850%	3/30/25	9,238	9,315
Intercontinental Exchange Inc.	3.750%	12/1/25	23,046	24,323
Intercontinental Exchange Inc.	3.100%	9/15/27	5,815	5,859
Intercontinental Exchange Inc.	3.750%	9/21/28	3,800	3,997
Invesco Finance plc	3.750%	1/15/26	7,940	8,157
Janus Capital Group Inc.	4.875%	8/1/25	4,405	4,672
Jefferies Group LLC	4.850%	1/15/27	15,614	15,905
Jefferies Group LLC	6.450%	6/8/27	5,569	6,208
Lazard Group LLC	3.750%	2/13/25	5,337	5,514
Lazard Group LLC	3.625%	3/1/27	13,959	13,896
Lazard Group LLC	4.500%	9/19/28	10,864	11,386
Lazard Group LLC	4.375%	3/11/29	2,250	2,328
Legg Mason Inc.	4.750%	3/15/26	6,795	7,174
Nasdaq Inc.	4.250%	6/1/24	5,738	6,092
Nasdaq Inc.	3.850%	6/30/26	9,577	9,863
Raymond James Financial Inc.	3.625%	9/15/26	7,189	7,260
Stifel Financial Corp.	4.250%	7/18/24	9,688	10,029
TD Ameritrade Holding Corp.	3.625%	4/1/25	8,921	9,322
TD Ameritrade Holding Corp.	3.300%	4/1/27	16,430	16,717

Finance Companies (0.6%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	1/15/25	7,996	7,859

AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	10/1/25	9,683	9,925
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	4/3/26	7,325	7,472
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	22,684	21,607
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.875%	1/23/28	8,125	7,830
Air Lease Corp.	4.250%	9/15/24	8,828	9,179
Air Lease Corp.	3.250%	3/1/25	14,414	14,102
Air Lease Corp.	3.625%	4/1/27	8,165	7,904
Air Lease Corp.	3.625%	12/1/27	8,114	7,819
Air Lease Corp.	4.625%	10/1/28	6,192	6,385
Aircastle Ltd.	4.125%	5/1/24	500	507
Ares Capital Corp.	4.250%	3/1/25	8,365	8,422
GATX Corp.	3.250%	3/30/25	3,408	3,377
GATX Corp.	3.250%	9/15/26	4,635	4,533
GATX Corp.	3.850%	3/30/27	9,050	9,149
GATX Corp.	3.500%	3/15/28	6,229	6,024
GATX Corp.	4.550%	11/7/28	4,325	4,508
GATX Corp.	4.700%	4/1/29	1,850	1,975
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	31,257	30,838

Insurance (4.1%)
2 Aegon NV	5.500%	4/11/48	8,250	8,374
Aetna Inc.	3.500%	11/15/24	10,190	10,306
Aflac Inc.	3.625%	11/15/24	14,516	15,093
Aflac Inc.	3.250%	3/17/25	4,275	4,395
Aflac Inc.	2.875%	10/15/26	4,368	4,342
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	6,373	6,417
Allstate Corp.	3.280%	12/15/26	8,014	8,283
American Financial Group Inc.	3.500%	8/15/26	6,435	6,418
American International Group Inc.	3.750%	7/10/25	19,264	19,711
American International Group Inc.	3.900%	4/1/26	24,543	25,155
American International Group Inc.	4.200%	4/1/28	12,196	12,763
American International Group Inc.	4.250%	3/15/29	9,700	10,096
2 American International Group Inc.	5.750%	4/1/48	12,275	12,191
Anthem Inc.	3.500%	8/15/24	13,915	14,236
Anthem Inc.	3.350%	12/1/24	15,970	16,252
Anthem Inc.	3.650%	12/1/27	27,698	27,882
Anthem Inc.	4.101%	3/1/28	24,728	25,618
Aon Corp.	8.205%	1/1/27	5,056	6,099
Aon Corp.	4.500%	12/15/28	7,305	7,891
Aon Corp.	3.750%	5/2/29	5,000	5,088
Aon plc	3.500%	6/14/24	11,755	12,025
Aon plc	3.875%	12/15/25	16,317	17,027
Arch Capital Finance LLC	4.011%	12/15/26	6,844	7,238
Assurant Inc.	4.900%	3/27/28	4,350	4,630
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	7,096	7,684
Athene Holding Ltd.	4.125%	1/12/28	15,636	15,334
AXA Equitable Holdings Inc.	7.000%	4/1/28	4,500	5,316
AXA Equitable Holdings Inc.	4.350%	4/20/28	27,645	28,485
AXIS Specialty Finance plc	4.000%	12/6/27	7,620	7,737
Berkshire Hathaway Inc.	3.125%	3/15/26	41,529	42,217
Brighthouse Financial Inc.	3.700%	6/22/27	15,754	14,649
Brown & Brown Inc.	4.200%	9/15/24	8,910	9,264

Brown & Brown Inc.	4.500%	3/15/29	4,450	4,630
Chubb INA Holdings Inc.	3.350%	5/15/24	50	51
Chubb INA Holdings Inc.	3.150%	3/15/25	12,825	13,095
Chubb INA Holdings Inc.	3.350%	5/3/26	33,627	34,843
Cigna Holding Co.	3.250%	4/15/25	22,095	22,192
Cigna Holding Co.	7.875%	5/15/27	836	1,086
Cigna Holding Co.	3.050%	10/15/27	3,655	3,533
Cincinnati Financial Corp.	6.920%	5/15/28	4,950	6,249
CNA Financial Corp.	3.950%	5/15/24	50	52
CNA Financial Corp.	4.500%	3/1/26	9,610	10,242
CNA Financial Corp.	3.450%	8/15/27	8,440	8,418
CNA Financial Corp.	3.900%	5/1/29	6,500	6,622
Enstar Group Ltd.	4.950%	6/1/29	3,000	2,992
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	9,350	9,700
3 Fidelity National Financial Inc.	4.500%	8/15/28	2,200	2,291
First American Financial Corp.	4.600%	11/15/24	2,850	2,995
Hanover Insurance Group Inc.	4.500%	4/15/26	5,230	5,445
Humana Inc.	3.850%	10/1/24	9,123	9,421
Humana Inc.	3.950%	3/15/27	12,395	12,625
Kemper Corp.	4.350%	2/15/25	7,072	7,351
Lincoln National Corp.	3.350%	3/9/25	5,181	5,291
Lincoln National Corp.	3.625%	12/12/26	8,335	8,603
Lincoln National Corp.	3.800%	3/1/28	8,885	9,179
Loews Corp.	3.750%	4/1/26	8,097	8,463
Manulife Financial Corp.	4.150%	3/4/26	18,466	19,665
2 Manulife Financial Corp.	4.061%	2/24/32	13,775	13,854
Markel Corp.	3.500%	11/1/27	4,350	4,243
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	925	970
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	8,577	8,846
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	13,491	13,867
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,547	4,723
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	24,350	26,160
Mercury General Corp.	4.400%	3/15/27	5,920	5,965
MetLife Inc.	3.000%	3/1/25	8,541	8,671
MetLife Inc.	3.600%	11/13/25	8,525	8,908
Munich Re America Corp.	7.450%	12/15/26	1,550	1,985
Old Republic International Corp.	4.875%	10/1/24	6,057	6,550
Old Republic International Corp.	3.875%	8/26/26	9,165	9,324
Principal Financial Group Inc.	3.400%	5/15/25	7,482	7,672
Principal Financial Group Inc.	3.100%	11/15/26	7,759	7,761
Principal Financial Group Inc.	3.700%	5/15/29	2,950	3,026
Progressive Corp.	2.450%	1/15/27	8,754	8,507
Progressive Corp.	4.000%	3/1/29	950	1,028
Progressive Corp.	6.625%	3/1/29	1,652	2,112
Prudential Financial Inc.	3.500%	5/15/24	9,793	10,196
Prudential Financial Inc.	3.878%	3/27/28	4,875	5,185
2 Prudential Financial Inc.	5.200%	3/15/44	3,755	3,802
2 Prudential Financial Inc.	5.375%	5/15/45	13,448	13,811
2 Prudential Financial Inc.	4.500%	9/15/47	15,875	15,330
2 Prudential Financial Inc.	5.700%	9/15/48	16,825	17,357
Reinsurance Group of America Inc.	3.950%	9/15/26	8,700	8,877
Reinsurance Group of America Inc.	3.900%	5/15/29	7,000	7,091
RenaissanceRe Finance Inc.	3.700%	4/1/25	3,150	3,234
RenaissanceRe Finance Inc.	3.450%	7/1/27	5,280	5,284
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	4,525	4,554
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,948	3,596
Torchmark Corp.	4.550%	9/15/28	6,903	7,498

Trinity Acquisition plc	4.400%	3/15/26	8,150	8,530
UnitedHealth Group Inc.	2.875%	3/15/23	—	—
UnitedHealth Group Inc.	3.750%	7/15/25	26,719	28,144
UnitedHealth Group Inc.	3.700%	12/15/25	450	471
UnitedHealth Group Inc.	3.100%	3/15/26	20,024	20,315
UnitedHealth Group Inc.	3.450%	1/15/27	20,452	21,104
UnitedHealth Group Inc.	3.375%	4/15/27	15,581	15,991
UnitedHealth Group Inc.	2.950%	10/15/27	15,658	15,583
UnitedHealth Group Inc.	3.850%	6/15/28	16,086	17,014
UnitedHealth Group Inc.	3.875%	12/15/28	11,445	12,077
Voya Financial Inc.	3.125%	7/15/24	5,831	5,841
Voya Financial Inc.	3.650%	6/15/26	6,926	7,021
Willis North America Inc.	3.600%	5/15/24	375	383
Willis North America Inc.	4.500%	9/15/28	16,289	17,272
XLIT Ltd.	4.450%	3/31/25	6,809	7,177
XLIT Ltd.	6.250%	5/15/27	3,316	4,257

Other Finance (0.1%)
ORIX Corp.	3.250%	12/4/24	9,720	9,842
ORIX Corp.	3.700%	7/18/27	6,634	6,890

Real Estate Investment Trusts (4.5%)
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	10,380	10,574
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	5,456	5,789
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	5,923	6,133
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	4,941	5,096
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	10,775	11,119
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	3,599	3,735
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	7,763	7,740
American Homes 4 Rent LP	4.250%	2/15/28	10,198	10,348
American Homes 4 Rent LP	4.900%	2/15/29	3,600	3,831
AvalonBay Communities Inc.	3.500%	11/15/24	4,833	5,010
AvalonBay Communities Inc.	3.450%	6/1/25	6,216	6,413
AvalonBay Communities Inc.	3.500%	11/15/25	7,110	7,393
AvalonBay Communities Inc.	2.950%	5/11/26	8,361	8,383
AvalonBay Communities Inc.	2.900%	10/15/26	6,171	6,156
AvalonBay Communities Inc.	3.350%	5/15/27	5,900	6,063
AvalonBay Communities Inc.	3.200%	1/15/28	9,961	10,129
AvalonBay Communities Inc.	3.300%	6/1/29	600	615
Boston Properties LP	3.200%	1/15/25	7,410	7,459
Boston Properties LP	3.650%	2/1/26	18,054	18,432
Boston Properties LP	2.750%	10/1/26	21,893	21,036
Boston Properties LP	4.500%	12/1/28	13,730	14,915
Brandywine Operating Partnership LP	3.950%	11/15/27	7,012	7,044
Brixmor Operating Partnership LP	3.650%	6/15/24	5,086	5,118
Brixmor Operating Partnership LP	3.850%	2/1/25	12,851	13,053
Brixmor Operating Partnership LP	4.125%	6/15/26	12,618	12,910
Brixmor Operating Partnership LP	3.900%	3/15/27	8,835	8,848
Brixmor Operating Partnership LP	4.125%	5/15/29	2,056	2,105
Camden Property Trust	4.100%	10/15/28	2,675	2,856
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	9,773	9,934
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	5,667	5,528
Corporate Office Properties LP	5.250%	2/15/24	3,075	3,255

Corporate Office Properties LP	5.000%	7/1/25	1,710	1,824
CubeSmart LP	4.000%	11/15/25	4,946	5,110
CubeSmart LP	3.125%	9/1/26	6,295	6,115
CubeSmart LP	4.375%	2/15/29	3,500	3,645
Digital Realty Trust LP	4.750%	10/1/25	7,528	8,146
Digital Realty Trust LP	3.700%	8/15/27	14,196	14,359
Digital Realty Trust LP	4.450%	7/15/28	20,695	22,056
Duke Realty LP	3.750%	12/1/24	7,447	7,720
Duke Realty LP	3.250%	6/30/26	2,764	2,765
Duke Realty LP	3.375%	12/15/27	4,500	4,509
Duke Realty LP	4.000%	9/15/28	4,925	5,164
EPR Properties	4.500%	4/1/25	4,293	4,448
EPR Properties	4.750%	12/15/26	7,955	8,304
EPR Properties	4.500%	6/1/27	6,718	6,924
EPR Properties	4.950%	4/15/28	5,825	6,200
ERP Operating LP	3.375%	6/1/25	3,945	4,080
ERP Operating LP	2.850%	11/1/26	9,190	9,125
ERP Operating LP	3.250%	8/1/27	5,127	5,220
ERP Operating LP	3.500%	3/1/28	11,125	11,526
ERP Operating LP	4.150%	12/1/28	7,607	8,347
Essex Portfolio LP	3.875%	5/1/24	50	52
Essex Portfolio LP	3.500%	4/1/25	6,744	6,857
Essex Portfolio LP	3.375%	4/15/26	6,756	6,772
Essex Portfolio LP	3.625%	5/1/27	4,975	5,102
Essex Portfolio LP	4.000%	3/1/29	10,650	11,151
Federal Realty Investment Trust	3.250%	7/15/27	10,934	10,983
HCP Inc.	3.875%	8/15/24	6,344	6,584
HCP Inc.	3.400%	2/1/25	13,543	13,702
HCP Inc.	4.000%	6/1/25	16,979	17,714
Healthcare Realty Trust Inc.	3.625%	1/15/28	4,845	4,812
Healthcare Trust of America Holdings LP	3.500%	8/1/26	6,725	6,733
Healthcare Trust of America Holdings LP	3.750%	7/1/27	11,098	11,291
Highwoods Realty LP	3.875%	3/1/27	7,225	7,325
Highwoods Realty LP	4.125%	3/15/28	4,300	4,411
Highwoods Realty LP	4.200%	4/15/29	4,600	4,728
Hospitality Properties Trust	4.500%	3/15/25	4,575	4,692
Hospitality Properties Trust	5.250%	2/15/26	5,242	5,465
Hospitality Properties Trust	4.950%	2/15/27	6,550	6,690
Hospitality Properties Trust	3.950%	1/15/28	6,100	5,797
Hospitality Properties Trust	4.375%	2/15/30	2,400	2,336
Host Hotels & Resorts LP	4.000%	6/15/25	8,430	8,588
Host Hotels & Resorts LP	4.500%	2/1/26	2,234	2,286
Hudson Pacific Properties Inc.	4.650%	4/1/29	2,200	2,319
Hudson Pacific Properties LP	3.950%	11/1/27	4,503	4,504
Kilroy Realty LP	3.450%	12/15/24	7,220	7,321
Kilroy Realty LP	4.375%	10/1/25	5,597	5,888
Kilroy Realty LP	4.750%	12/15/28	8,435	9,207
Kimco Realty Corp.	3.300%	2/1/25	9,190	9,275
Kimco Realty Corp.	2.800%	10/1/26	9,053	8,671
Kimco Realty Corp.	3.800%	4/1/27	7,127	7,279
Kite Realty Group LP	4.000%	10/1/26	4,712	4,488
Liberty Property LP	3.750%	4/1/25	8,940	9,175
Liberty Property LP	3.250%	10/1/26	5,324	5,270
Liberty Property LP	4.375%	2/1/29	1,250	1,330
Life Storage LP	3.500%	7/1/26	8,081	7,948
Life Storage LP	3.875%	12/15/27	6,871	6,895
Life Storage LP	4.000%	6/15/29	2,000	2,012

Mid-America Apartments LP	3.750%	6/15/24	3,540	3,633
Mid-America Apartments LP	4.000%	11/15/25	7,065	7,396
Mid-America Apartments LP	3.600%	6/1/27	11,350	11,550
Mid-America Apartments LP	4.200%	6/15/28	1,000	1,051
Mid-America Apartments LP	3.950%	3/15/29	5,950	6,191
National Retail Properties Inc.	3.900%	6/15/24	5,341	5,528
National Retail Properties Inc.	4.000%	11/15/25	4,567	4,754
National Retail Properties Inc.	3.600%	12/15/26	7,374	7,478
National Retail Properties Inc.	3.500%	10/15/27	6,300	6,351
National Retail Properties Inc.	4.300%	10/15/28	5,800	6,150
Omega Healthcare Investors Inc.	4.500%	1/15/25	8,870	9,092
Omega Healthcare Investors Inc.	5.250%	1/15/26	9,807	10,444
Omega Healthcare Investors Inc.	4.500%	4/1/27	8,211	8,375
Omega Healthcare Investors Inc.	4.750%	1/15/28	10,439	10,857
Physicians Realty LP	4.300%	3/15/27	8,205	8,298
Physicians Realty LP	3.950%	1/15/28	4,950	4,876
Prologis LP	3.750%	11/1/25	15,222	16,055
Prologis LP	3.875%	9/15/28	4,400	4,696
Public Storage	3.094%	9/15/27	6,845	6,863
Public Storage	3.385%	5/1/29	3,950	4,040
Realty Income Corp.	3.875%	7/15/24	6,599	6,906
Realty Income Corp.	3.875%	4/15/25	9,055	9,547
Realty Income Corp.	4.125%	10/15/26	9,958	10,607
Realty Income Corp.	3.000%	1/15/27	7,265	7,174
Realty Income Corp.	3.650%	1/15/28	12,595	13,089
Regency Centers LP	3.600%	2/1/27	7,058	7,206
Regency Centers LP	4.125%	3/15/28	5,325	5,596
Sabra Health Care LP	5.125%	8/15/26	7,430	7,540
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	3,800	3,864
Select Income REIT	4.250%	5/15/24	903	894
Select Income REIT	4.500%	2/1/25	5,527	5,397
Simon Property Group LP	3.375%	10/1/24	13,555	13,951
Simon Property Group LP	3.500%	9/1/25	8,933	9,205
Simon Property Group LP	3.300%	1/15/26	12,794	13,033
Simon Property Group LP	3.250%	11/30/26	8,125	8,251
Simon Property Group LP	3.375%	6/15/27	14,570	14,898
Simon Property Group LP	3.375%	12/1/27	14,982	15,269
SITE Centers Corp.	3.900%	8/15/24	1,830	1,828
SITE Centers Corp.	3.625%	2/1/25	8,961	8,953
SITE Centers Corp.	4.250%	2/1/26	4,666	4,770
SITE Centers Corp.	4.700%	6/1/27	9,718	10,202
STORE Capital Corp.	4.500%	3/15/28	4,670	4,835
STORE Capital Corp.	4.625%	3/15/29	5,500	5,745
Tanger Properties LP	3.750%	12/1/24	1,100	1,099
Tanger Properties LP	3.125%	9/1/26	4,272	4,017
Tanger Properties LP	3.875%	7/15/27	4,575	4,515
UDR Inc.	3.750%	7/1/24	5,286	5,438
UDR Inc.	4.000%	10/1/25	3,715	3,871
UDR Inc.	2.950%	9/1/26	5,935	5,781
UDR Inc.	3.500%	7/1/27	3,994	4,020
UDR Inc.	3.500%	1/15/28	4,575	4,583
Ventas Realty LP	3.750%	5/1/24	25	26
Ventas Realty LP	3.500%	2/1/25	8,037	8,181
Ventas Realty LP	4.125%	1/15/26	4,866	5,080
Ventas Realty LP	3.250%	10/15/26	11,821	11,701
Ventas Realty LP	3.850%	4/1/27	6,864	7,029
Ventas Realty LP	4.000%	3/1/28	11,040	11,388

Ventas Realty LP	4.400%	1/15/29	6,475	6,878
VEREIT Operating Partnership LP	4.625%	11/1/25	15,555	16,404
VEREIT Operating Partnership LP	4.875%	6/1/26	10,360	10,962
VEREIT Operating Partnership LP	3.950%	8/15/27	11,916	11,968
Vornado Realty LP	3.500%	1/15/25	6,969	7,068
Welltower Inc.	4.000%	6/1/25	18,609	19,435
Welltower Inc.	4.250%	4/1/26	12,560	13,161
Welltower Inc.	4.250%	4/15/28	12,306	12,959
Welltower Inc.	4.125%	3/15/29	11,127	11,598
WP Carey Inc.	4.000%	2/1/25	3,669	3,730
WP Carey Inc.	4.250%	10/1/26	2,685	2,769
				9,328,701
Industrial (57.1%)
Basic Industry (2.7%)
Air Products & Chemicals Inc.	3.350%	7/31/24	6,360	6,586
Airgas Inc.	3.650%	7/15/24	6,594	6,878
Albemarle Corp.	4.150%	12/1/24	6,797	7,120
ArcelorMittal	6.125%	6/1/25	9,735	10,721
ArcelorMittal	4.550%	3/11/26	11,650	11,810
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	1,166	1,402
Celanese US Holdings LLC	3.500%	5/8/24	75	76
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	6,250	6,444
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	14,600	14,433
Dow Chemical Co.	3.500%	10/1/24	14,255	14,553
3 Dow Chemical Co.	4.550%	11/30/25	6,525	6,998
3 Dow Chemical Co.	3.625%	5/15/26	7,000	7,078
3 Dow Chemical Co.	4.800%	11/30/28	13,164	14,219
DuPont de Nemours Inc.	4.493%	11/15/25	27,436	29,455
DuPont de Nemours Inc.	4.725%	11/15/28	39,694	43,278
Eastman Chemical Co.	3.800%	3/15/25	12,967	13,457
Eastman Chemical Co.	4.500%	12/1/28	4,475	4,695
Ecolab Inc.	2.700%	11/1/26	8,471	8,369
Ecolab Inc.	3.250%	12/1/27	10,455	10,755
Fibria Overseas Finance Ltd.	5.250%	5/12/24	878	926
Fibria Overseas Finance Ltd.	4.000%	1/14/25	8,700	8,662
Fibria Overseas Finance Ltd.	5.500%	1/17/27	12,138	12,790
Georgia-Pacific LLC	7.375%	12/1/25	2,427	3,030
Huntsman International LLC	4.500%	5/1/29	4,000	4,052
International Flavors & Fragrances Inc.	4.450%	9/26/28	4,287	4,560
International Paper Co.	3.650%	6/15/24	10,169	10,509
International Paper Co.	3.800%	1/15/26	12,630	13,005
International Paper Co.	3.000%	2/15/27	14,411	13,941
Kinross Gold Corp.	4.500%	7/15/27	8,873	8,418
LYB International Finance II BV	3.500%	3/2/27	17,400	16,921
Methanex Corp.	4.250%	12/1/24	4,290	4,347
Mosaic Co.	4.050%	11/15/27	13,729	13,781
Nucor Corp.	3.950%	5/1/28	9,703	10,218
Nutrien Ltd.	3.375%	3/15/25	12,538	12,563
Nutrien Ltd.	3.000%	4/1/25	7,925	7,774
Nutrien Ltd.	4.000%	12/15/26	7,375	7,589
Nutrien Ltd.	4.200%	4/1/29	9,350	9,726
Packaging Corp. of America	3.650%	9/15/24	6,380	6,527
Packaging Corp. of America	3.400%	12/15/27	9,545	9,547
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	100	98
PPG Industries Inc.	3.750%	3/15/28	10,959	11,293
Praxair Inc.	2.650%	2/5/25	6,249	6,279
Praxair Inc.	3.200%	1/30/26	13,135	13,523

Rio Tinto Finance USA Ltd.	3.750%	6/15/25	25,543	27,002
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	7,725	10,093
RPM International Inc.	3.750%	3/15/27	9,577	9,496
RPM International Inc.	4.550%	3/1/29	5,100	5,276
SASOL Financing USA LLC	6.500%	9/27/28	12,050	13,119
Sherwin-Williams Co.	3.125%	6/1/24	15,729	15,884
Sherwin-Williams Co.	3.450%	8/1/25	5,732	5,760
Sherwin-Williams Co.	3.950%	1/15/26	4,800	4,991
Sherwin-Williams Co.	3.450%	6/1/27	18,120	18,111
Southern Copper Corp.	3.875%	4/23/25	9,546	9,605
3 Suzano Austria GmbH	6.000%	1/15/29	28,200	29,998
Vale Overseas Ltd.	6.250%	8/10/26	30,890	33,631
Westlake Chemical Corp.	3.600%	8/15/26	9,899	9,793
Weyerhaeuser Co.	8.500%	1/15/25	2,235	2,825
Weyerhaeuser Co.	6.950%	10/1/27	575	711
Weyerhaeuser Co.	4.000%	11/15/29	2,500	2,616
WRKCo Inc.	3.000%	9/15/24	8,367	8,343
WRKCo Inc.	3.750%	3/15/25	9,450	9,698
WRKCo Inc.	4.650%	3/15/26	10,565	11,326
WRKCo Inc.	3.375%	9/15/27	7,546	7,411
WRKCo Inc.	4.000%	3/15/28	8,825	8,989
WRKCo Inc.	3.900%	6/1/28	7,605	7,681
WRKCo Inc.	4.900%	3/15/29	12,260	13,291
Yamana Gold Inc.	4.950%	7/15/24	4,135	4,290
Yamana Gold Inc.	4.625%	12/15/27	4,008	4,010

Capital Goods (4.9%)
3M Co.	3.000%	8/7/25	10,814	11,022
3M Co.	2.250%	9/19/26	9,442	9,105
3M Co.	2.875%	10/15/27	17,867	17,827
3M Co.	3.625%	9/14/28	7,749	8,192
3M Co.	3.375%	3/1/29	13,900	14,317
ABB Finance USA Inc.	3.800%	4/3/28	11,505	12,312
Allegion US Holding Co. Inc.	3.200%	10/1/24	5,439	5,403
Allegion US Holding Co. Inc.	3.550%	10/1/27	6,550	6,360
Avery Dennison Corp.	4.875%	12/6/28	6,950	7,607
Bemis Co. Inc.	3.100%	9/15/26	3,900	3,678
Boeing Co.	2.850%	10/30/24	8,118	8,174
Boeing Co.	2.500%	3/1/25	220	216
Boeing Co.	2.600%	10/30/25	2,150	2,125
Boeing Co.	3.100%	5/1/26	8,900	9,031
Boeing Co.	2.250%	6/15/26	7,431	7,145
Boeing Co.	2.800%	3/1/27	6,477	6,403
Boeing Co.	3.250%	3/1/28	7,595	7,692
Boeing Co.	3.450%	11/1/28	1,400	1,449
Boeing Co.	3.200%	3/1/29	15,700	15,833
Carlisle Cos. Inc.	3.500%	12/1/24	8,177	8,076
Carlisle Cos. Inc.	3.750%	12/1/27	7,485	7,438
Caterpillar Financial Services Corp.	3.300%	6/9/24	8,335	8,560
Caterpillar Financial Services Corp.	3.250%	12/1/24	12,275	12,597
Caterpillar Financial Services Corp.	2.400%	8/9/26	4,525	4,404
CNH Industrial NV	3.850%	11/15/27	9,409	9,305
Dover Corp.	3.150%	11/15/25	6,500	6,522
Eagle Materials Inc.	4.500%	8/1/26	5,019	5,119
Eaton Corp.	3.103%	9/15/27	10,344	10,288
Embraer Netherlands Finance BV	5.050%	6/15/25	15,541	16,432
Embraer Netherlands Finance BV	5.400%	2/1/27	11,610	12,572

Emerson Electric Co.	3.150%	6/1/25	5,663	5,841
Fortive Corp.	3.150%	6/15/26	12,960	12,824
Fortune Brands Home & Security Inc.	4.000%	6/15/25	7,350	7,578
General Dynamics Corp.	2.375%	11/15/24	10,322	10,243
General Dynamics Corp.	3.500%	5/15/25	8,243	8,645
General Dynamics Corp.	2.125%	8/15/26	8,228	7,914
General Dynamics Corp.	2.625%	11/15/27	13,701	13,574
General Dynamics Corp.	3.750%	5/15/28	10,252	10,951
General Electric Co.	3.450%	5/15/24	16,967	17,164
Harris Corp.	3.832%	4/27/25	9,951	10,324
Harris Corp.	4.400%	6/15/28	13,340	14,330
Hexcel Corp.	4.700%	8/15/25	2,250	2,362
Hexcel Corp.	3.950%	2/15/27	8,417	8,468
Honeywell International Inc.	2.500%	11/1/26	26,002	25,559
Hubbell Inc.	3.350%	3/1/26	4,079	4,009
Hubbell Inc.	3.150%	8/15/27	5,578	5,395
Hubbell Inc.	3.500%	2/15/28	7,099	7,079
Huntington Ingalls Industries Inc.	3.483%	12/1/27	9,300	9,184
Illinois Tool Works Inc.	2.650%	11/15/26	19,150	19,115
Ingersoll-Rand Global Holding Co. Ltd.	3.750%	8/21/28	6,685	6,918
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	13,342	13,748
Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	4,250	4,323
Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	13,175	13,465
John Deere Capital Corp.	3.350%	6/12/24	8,145	8,399
John Deere Capital Corp.	2.650%	6/24/24	10,151	10,135
John Deere Capital Corp.	3.450%	3/13/25	6,325	6,566
John Deere Capital Corp.	3.400%	9/11/25	6,275	6,500
John Deere Capital Corp.	2.650%	6/10/26	7,222	7,082
John Deere Capital Corp.	2.800%	9/8/27	11,232	11,155
John Deere Capital Corp.	3.050%	1/6/28	11,040	11,234
John Deere Capital Corp.	3.450%	3/7/29	5,900	6,155
Johnson Controls International plc	3.625%	7/2/24	7,719	7,952
Johnson Controls International plc	3.900%	2/14/26	5,936	6,124
Kennametal Inc.	4.625%	6/15/28	4,350	4,492
L3 Technologies Inc.	3.850%	12/15/26	9,132	9,473
L3 Technologies Inc.	4.400%	6/15/28	16,395	17,586
Leggett & Platt Inc.	3.800%	11/15/24	3,850	3,926
Leggett & Platt Inc.	3.500%	11/15/27	8,272	8,092
Leggett & Platt Inc.	4.400%	3/15/29	8,750	9,083
Legrand France SA	8.500%	2/15/25	3,535	4,454
Lockheed Martin Corp.	2.900%	3/1/25	11,374	11,427
Lockheed Martin Corp.	3.550%	1/15/26	32,026	33,492
Martin Marietta Materials Inc.	4.250%	7/2/24	2,250	2,368
Martin Marietta Materials Inc.	3.450%	6/1/27	4,273	4,186
Martin Marietta Materials Inc.	3.500%	12/15/27	11,547	11,411
Masco Corp.	4.450%	4/1/25	6,426	6,746
Masco Corp.	4.375%	4/1/26	10,240	10,680
Masco Corp.	3.500%	11/15/27	3,075	2,990
Northrop Grumman Corp.	2.930%	1/15/25	12,572	12,596
Northrop Grumman Corp.	3.200%	2/1/27	18,607	18,590
Northrop Grumman Corp.	3.250%	1/15/28	31,849	31,836
Nvent Finance Sarl	4.550%	4/15/28	7,747	7,834
Oshkosh Corp.	4.600%	5/15/28	3,700	3,811
Owens Corning	4.200%	12/1/24	3,725	3,835
Owens Corning	3.400%	8/15/26	8,820	8,596
Parker-Hannifin Corp.	3.300%	11/21/24	6,813	6,972
Parker-Hannifin Corp.	3.250%	3/1/27	11,789	11,906

Precision Castparts Corp.	3.250%	6/15/25	20,303	20,842
Raytheon Co.	3.150%	12/15/24	2,375	2,456
Raytheon Co.	7.200%	8/15/27	4,805	6,307
Republic Services Inc.	3.200%	3/15/25	8,204	8,312
Republic Services Inc.	2.900%	7/1/26	8,033	7,928
Republic Services Inc.	3.375%	11/15/27	16,898	17,195
Republic Services Inc.	3.950%	5/15/28	5,949	6,290
Rockwell Automation Inc.	2.875%	3/1/25	3,752	3,797
Rockwell Automation Inc.	3.500%	3/1/29	8,931	9,328
Rockwell Collins Inc.	3.500%	3/15/27	18,723	18,906
Roper Technologies Inc.	3.850%	12/15/25	4,890	5,074
Roper Technologies Inc.	3.800%	12/15/26	11,862	12,189
Roper Technologies Inc.	4.200%	9/15/28	10,075	10,594
Snap-on Inc.	3.250%	3/1/27	4,085	4,153
Spirit AeroSystems Inc.	3.850%	6/15/26	9,746	9,605
Spirit AeroSystems Inc.	4.600%	6/15/28	11,600	11,975
Stanley Black & Decker Inc.	3.400%	3/1/26	9,584	9,888
Stanley Black & Decker Inc.	4.250%	11/15/28	6,464	7,047
Textron Inc.	3.875%	3/1/25	4,579	4,708
Textron Inc.	4.000%	3/15/26	5,650	5,817
Textron Inc.	3.650%	3/15/27	5,658	5,686
Textron Inc.	3.375%	3/1/28	6,093	5,951
Timken Co.	3.875%	9/1/24	3,610	3,641
Timken Co.	4.500%	12/15/28	6,646	6,856
United Technologies Corp.	2.800%	5/4/24	4,453	4,466
United Technologies Corp.	3.950%	8/16/25	29,411	31,009
United Technologies Corp.	2.650%	11/1/26	14,018	13,712
United Technologies Corp.	3.125%	5/4/27	7,235	7,227
United Technologies Corp.	6.700%	8/1/28	1,825	2,283
United Technologies Corp.	4.125%	11/16/28	59,039	62,568
Vulcan Materials Co.	4.500%	4/1/25	5,032	5,261
Vulcan Materials Co.	3.900%	4/1/27	7,233	7,323
Wabtec Corp.	3.450%	11/15/26	10,992	10,503
Wabtec Corp.	4.950%	9/15/28	21,042	21,996
Waste Connections Inc.	4.250%	12/1/28	3,300	3,580
Waste Connections Inc.	3.500%	5/1/29	11,150	11,359
Waste Management Inc.	3.500%	5/15/24	1,625	1,698
Waste Management Inc.	2.950%	6/15/24	8,500	8,631
Waste Management Inc.	3.125%	3/1/25	10,955	11,158
Waste Management Inc.	3.200%	6/15/26	8,150	8,316
Waste Management Inc.	3.150%	11/15/27	13,365	13,555
Waste Management Inc.	3.450%	6/15/29	3,825	3,924
Xylem Inc.	3.250%	11/1/26	10,976	10,887

Communication (7.1%)
Activision Blizzard Inc.	3.400%	9/15/26	13,443	13,517
Activision Blizzard Inc.	3.400%	6/15/27	4,162	4,145
America Movil SAB de CV	3.625%	4/22/29	15,400	15,866
American Tower Corp.	4.000%	6/1/25	13,995	14,496
American Tower Corp.	3.375%	10/15/26	22,377	22,215
American Tower Corp.	3.125%	1/15/27	10,733	10,405
American Tower Corp.	3.550%	7/15/27	14,913	14,781
American Tower Corp.	3.600%	1/15/28	11,650	11,603
American Tower Corp.	3.950%	3/15/29	8,300	8,414
AT&T Inc.	4.450%	4/1/24	5,000	5,318
AT&T Inc.	3.950%	1/15/25	27,165	28,188
AT&T Inc.	3.400%	5/15/25	72,491	73,227

AT&T Inc.	4.125%	2/17/26	41,159	42,816
AT&T Inc.	4.250%	3/1/27	27,927	29,034
AT&T Inc.	4.100%	2/15/28	30,330	31,254
AT&T Inc.	4.350%	3/1/29	55,250	57,671
British Telecommunications plc	5.125%	12/4/28	11,050	11,883
CBS Corp.	3.700%	8/15/24	11,800	11,995
CBS Corp.	3.500%	1/15/25	8,125	8,182
CBS Corp.	4.000%	1/15/26	7,263	7,387
CBS Corp.	2.900%	1/15/27	14,231	13,412
CBS Corp.	3.375%	2/15/28	7,595	7,310
CBS Corp.	3.700%	6/1/28	7,416	7,463
CBS Corp.	4.200%	6/1/29	2,500	2,550
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.908%	7/23/25	72,305	76,363
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.750%	2/15/28	25,787	25,226
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.200%	3/15/28	7,616	7,683
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.050%	3/30/29	26,850	28,681
Comcast Corp.	3.375%	2/15/25	13,878	14,258
Comcast Corp.	3.375%	8/15/25	33,926	34,734
Comcast Corp.	3.950%	10/15/25	34,770	36,796
Comcast Corp.	3.150%	3/1/26	35,980	36,357
Comcast Corp.	2.350%	1/15/27	36,169	34,396
Comcast Corp.	3.300%	2/1/27	25,729	26,012
Comcast Corp.	3.150%	2/15/28	37,514	37,413
Comcast Corp.	4.150%	10/15/28	66,605	71,538
Crown Castle International Corp.	3.200%	9/1/24	13,160	13,172
Crown Castle International Corp.	4.450%	2/15/26	13,232	14,011
Crown Castle International Corp.	3.700%	6/15/26	15,339	15,547
Crown Castle International Corp.	4.000%	3/1/27	11,509	11,852
Crown Castle International Corp.	3.650%	9/1/27	25,375	25,362
Crown Castle International Corp.	3.800%	2/15/28	16,769	16,859
Crown Castle International Corp.	4.300%	2/15/29	3,600	3,730
Discovery Communications LLC	3.900%	11/15/24	14,650	15,099
Discovery Communications LLC	3.450%	3/15/25	4,351	4,355
Discovery Communications LLC	3.950%	6/15/25	10,200	10,520
Discovery Communications LLC	4.900%	3/11/26	9,758	10,461
Discovery Communications LLC	3.950%	3/20/28	27,700	27,665
Discovery Communications LLC	4.125%	5/15/29	9,000	9,085
Electronic Arts Inc.	4.800%	3/1/26	6,005	6,561
3 Fox Corp.	4.709%	1/25/29	34,615	37,845
Grupo Televisa SAB	6.625%	3/18/25	8,500	9,663
Grupo Televisa SAB	4.625%	1/30/26	6,215	6,408
Interpublic Group of Cos. Inc.	4.650%	10/1/28	13,174	14,060
Moody's Corp.	4.875%	2/15/24	9,215	9,991
Moody's Corp.	3.250%	1/15/28	1,375	1,389
Moody's Corp.	4.250%	2/1/29	1,000	1,072
Omnicom Group Inc./ Omnicom Capital Inc.	3.650%	11/1/24	10,000	10,270
Omnicom Group Inc./ Omnicom Capital Inc.	3.600%	4/15/26	26,084	26,262
RELX Capital Inc.	4.000%	3/18/29	14,850	15,427
Rogers Communications Inc.	3.625%	12/15/25	8,493	8,756
Rogers Communications Inc.	2.900%	11/15/26	10,924	10,868
S&P Global Inc.	4.000%	6/15/25	10,016	10,732
S&P Global Inc.	4.400%	2/15/26	12,127	13,208
S&P Global Inc.	2.950%	1/22/27	5,965	5,991

TCI Communications Inc.	7.875%	2/15/26	2,632	3,338
TCI Communications Inc.	7.125%	2/15/28	1,796	2,276
Telefonica Emisiones SAU	4.103%	3/8/27	23,509	24,195
TELUS Corp.	2.800%	2/16/27	16,079	15,711
Thomson Reuters Corp.	3.350%	5/15/26	10,725	10,467
Verizon Communications Inc.	3.500%	11/1/24	25,454	26,367
Verizon Communications Inc.	3.376%	2/15/25	47,157	48,425
Verizon Communications Inc.	2.625%	8/15/26	30,567	29,681
Verizon Communications Inc.	4.125%	3/16/27	47,814	50,849
Verizon Communications Inc.	4.329%	9/21/28	75,028	80,996
Verizon Communications Inc.	3.875%	2/8/29	364	380
3 Verizon Communications Inc.	4.016%	12/3/29	19,000	20,015
Vodafone Group plc	4.125%	5/30/25	22,778	23,615
Vodafone Group plc	4.375%	5/30/28	58,912	61,304
2 Vodafone Group plc	7.000%	4/4/79	20,900	21,632
3 Walt Disney Co.	3.700%	9/15/24	13,051	13,721
Walt Disney Co.	3.150%	9/17/25	18,053	18,597
3 Walt Disney Co.	3.700%	10/15/25	5,957	6,253
Walt Disney Co.	3.000%	2/13/26	12,969	13,149
Walt Disney Co.	1.850%	7/30/26	25,622	24,158
3 Walt Disney Co.	3.375%	11/15/26	9,958	10,306
Warner Media LLC	3.550%	6/1/24	11,969	12,279
Warner Media LLC	3.600%	7/15/25	15,242	15,349
Warner Media LLC	3.875%	1/15/26	11,816	11,938
Warner Media LLC	2.950%	7/15/26	10,577	10,202
Warner Media LLC	3.800%	2/15/27	28,084	28,540
WPP Finance 2010	3.750%	9/19/24	11,141	11,343

Consumer Cyclical (7.3%)
Alibaba Group Holding Ltd.	3.600%	11/28/24	33,510	34,183
Alibaba Group Holding Ltd.	3.400%	12/6/27	41,860	41,352
Amazon.com Inc.	2.800%	8/22/24	33,515	33,990
Amazon.com Inc.	3.800%	12/5/24	17,704	18,804
Amazon.com Inc.	5.200%	12/3/25	20,315	23,317
Amazon.com Inc.	3.150%	8/22/27	46,486	47,898
American Honda Finance Corp.	2.300%	9/9/26	3,288	3,154
American Honda Finance Corp.	3.500%	2/15/28	10,515	10,906
Aptiv plc	4.250%	1/15/26	8,850	9,187
Aptiv plc	4.350%	3/15/29	5,200	5,367
Automatic Data Processing Inc.	3.375%	9/15/25	13,044	13,597
AutoNation Inc.	3.500%	11/15/24	7,442	7,366
AutoNation Inc.	4.500%	10/1/25	8,090	8,270
AutoNation Inc.	3.800%	11/15/27	3,804	3,655
AutoZone Inc.	3.250%	4/15/25	7,776	7,890
AutoZone Inc.	3.125%	4/21/26	5,289	5,265
AutoZone Inc.	3.750%	6/1/27	9,063	9,337
AutoZone Inc.	3.750%	4/18/29	7,750	7,907
Best Buy Co. Inc.	4.450%	10/1/28	7,790	8,001
Block Financial LLC	5.250%	10/1/25	5,657	6,054
Booking Holdings Inc.	3.650%	3/15/25	7,254	7,558
Booking Holdings Inc.	3.600%	6/1/26	22,848	23,563
Booking Holdings Inc.	3.550%	3/15/28	5,861	6,051
BorgWarner Inc.	3.375%	3/15/25	5,025	5,127
Costco Wholesale Corp.	2.750%	5/18/24	75	76
Costco Wholesale Corp.	3.000%	5/18/27	13,050	13,316
Darden Restaurants Inc.	3.850%	5/1/27	7,631	7,752
Dollar General Corp.	4.150%	11/1/25	7,569	7,955

Dollar General Corp.	3.875%	4/15/27	13,811	14,091
Dollar General Corp.	4.125%	5/1/28	7,398	7,738
Dollar Tree Inc.	4.000%	5/15/25	15,095	15,533
Dollar Tree Inc.	4.200%	5/15/28	19,125	19,321
eBay Inc.	3.450%	8/1/24	10,190	10,379
eBay Inc.	3.600%	6/5/27	13,794	13,765
Expedia Group Inc.	4.500%	8/15/24	7,555	7,958
Expedia Group Inc.	5.000%	2/15/26	14,758	15,989
Expedia Group Inc.	3.800%	2/15/28	22,090	22,030
Ford Motor Co.	4.346%	12/8/26	24,113	23,568
Ford Motor Co.	6.625%	10/1/28	6,794	7,430
Ford Motor Credit Co. LLC	3.664%	9/8/24	12,777	12,203
Ford Motor Credit Co. LLC	4.687%	6/9/25	9,375	9,366
Ford Motor Credit Co. LLC	4.134%	8/4/25	22,912	22,210
Ford Motor Credit Co. LLC	4.389%	1/8/26	11,824	11,489
Ford Motor Credit Co. LLC	3.815%	11/2/27	13,327	12,270
Ford Motor Credit Co. LLC	5.113%	5/3/29	19,525	19,174
General Motors Co.	4.000%	4/1/25	4,846	4,828
General Motors Co.	4.200%	10/1/27	12,237	11,878
General Motors Co.	5.000%	10/1/28	8,167	8,249
General Motors Financial Co. Inc.	3.500%	11/7/24	16,877	16,401
General Motors Financial Co. Inc.	4.000%	1/15/25	19,630	19,537
General Motors Financial Co. Inc.	4.350%	4/9/25	12,811	12,931
General Motors Financial Co. Inc.	4.300%	7/13/25	13,711	13,768
General Motors Financial Co. Inc.	5.250%	3/1/26	16,196	16,927
General Motors Financial Co. Inc.	4.000%	10/6/26	17,505	17,078
General Motors Financial Co. Inc.	4.350%	1/17/27	24,473	24,235
General Motors Financial Co. Inc.	3.850%	1/5/28	4,605	4,310
General Motors Financial Co. Inc.	5.650%	1/17/29	9,000	9,474
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	14,495	15,274
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	14,239	15,040
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	7,485	8,140
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	12,900	13,610
Harley-Davidson Inc.	3.500%	7/28/25	9,200	9,167
Harman International Industries Inc.	4.150%	5/15/25	6,145	6,411
Home Depot Inc.	3.350%	9/15/25	23,890	24,830
Home Depot Inc.	3.000%	4/1/26	13,707	13,919
Home Depot Inc.	2.125%	9/15/26	23,009	21,920
Home Depot Inc.	2.800%	9/14/27	12,416	12,446
Home Depot Inc.	3.900%	12/6/28	14,843	15,992
Hyatt Hotels Corp.	4.850%	3/15/26	5,667	6,094
Hyatt Hotels Corp.	4.375%	9/15/28	6,200	6,419
IHS Markit Ltd.	4.750%	8/1/28	10,425	10,946
IHS Markit Ltd.	4.250%	5/1/29	9,250	9,435
JD.com Inc.	3.875%	4/29/26	8,025	7,845
Kohl's Corp.	4.750%	12/15/23	836	880
Kohl's Corp.	4.250%	7/17/25	8,814	9,067
Lear Corp.	5.250%	1/15/25	11,053	11,369
Lear Corp.	3.800%	9/15/27	10,636	10,072
Lear Corp.	4.250%	5/15/29	6,675	6,598
Lowe's Cos. Inc.	3.125%	9/15/24	4,503	4,556
Lowe's Cos. Inc.	3.375%	9/15/25	17,872	18,252
Lowe's Cos. Inc.	2.500%	4/15/26	21,229	20,362
Lowe's Cos. Inc.	3.100%	5/3/27	23,262	22,929
Lowe's Cos. Inc.	6.500%	3/15/29	952	1,174
Lowe's Cos. Inc.	3.650%	4/5/29	25,716	26,128
Macy's Retail Holdings Inc.	3.625%	6/1/24	8,493	8,264

Magna International Inc.	3.625%	6/15/24	11,408	11,832
Magna International Inc.	4.150%	10/1/25	10,037	10,628
Marriott International Inc.	3.750%	3/15/25	8,602	8,858
Marriott International Inc.	3.750%	10/1/25	3,465	3,559
Marriott International Inc.	3.125%	6/15/26	13,398	13,188
Marriott International Inc.	4.000%	4/15/28	5,975	6,161
Marriott International Inc.	4.650%	12/1/28	716	780
Mastercard Inc.	2.950%	11/21/26	11,775	11,967
Mastercard Inc.	3.500%	2/26/28	12,767	13,520
Mastercard Inc.	2.950%	6/1/29	5,000	5,052
McDonald's Corp.	2.625%	1/15/22	—	—
McDonald's Corp.	3.250%	6/10/24	2,486	2,556
McDonald's Corp.	3.375%	5/26/25	15,379	15,725
McDonald's Corp.	3.700%	1/30/26	24,643	25,656
McDonald's Corp.	3.500%	3/1/27	15,039	15,370
McDonald's Corp.	3.800%	4/1/28	23,574	24,715
NIKE Inc.	2.375%	11/1/26	19,651	19,284
Nordstrom Inc.	4.000%	3/15/27	7,150	7,029
Nordstrom Inc.	6.950%	3/15/28	3,515	4,085
O'Reilly Automotive Inc.	3.550%	3/15/26	5,054	5,064
O'Reilly Automotive Inc.	3.600%	9/1/27	10,297	10,321
O'Reilly Automotive Inc.	4.350%	6/1/28	12,971	13,747
QVC Inc.	4.450%	2/15/25	9,713	9,654
Ralph Lauren Corp.	3.750%	9/15/25	6,150	6,412
Royal Caribbean Cruises Ltd.	7.500%	10/15/27	2,177	2,661
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	10,210	10,031
Sands China Ltd.	5.125%	8/8/25	27,600	28,946
Sands China Ltd.	5.400%	8/8/28	30,340	31,667
Starbucks Corp.	3.800%	8/15/25	24,030	25,136
Starbucks Corp.	2.450%	6/15/26	7,005	6,747
Starbucks Corp.	3.500%	3/1/28	8,403	8,583
Starbucks Corp.	4.000%	11/15/28	11,553	12,208
Tapestry Inc.	4.250%	4/1/25	8,344	8,529
Tapestry Inc.	4.125%	7/15/27	9,540	9,403
Target Corp.	3.500%	7/1/24	15,786	16,500
Target Corp.	2.500%	4/15/26	12,329	12,141
Target Corp.	3.375%	4/15/29	17,823	18,391
TJX Cos. Inc.	2.250%	9/15/26	18,580	17,975
Toyota Motor Corp.	3.669%	7/20/28	9,700	10,385
Toyota Motor Credit Corp.	3.400%	4/14/25	11,625	12,146
Toyota Motor Credit Corp.	3.200%	1/11/27	9,150	9,392
Toyota Motor Credit Corp.	3.050%	1/11/28	8,800	8,955
Toyota Motor Credit Corp.	3.650%	1/8/29	7,635	8,168
Visa Inc.	3.150%	12/14/25	69,413	71,591
Visa Inc.	2.750%	9/15/27	10,671	10,695
Walgreens Boots Alliance Inc.	3.800%	11/18/24	32,348	33,093
Walgreens Boots Alliance Inc.	3.450%	6/1/26	25,282	24,863
Walmart Inc.	2.550%	4/11/23	—	—
Walmart Inc.	3.300%	4/22/24	—	—
Walmart Inc.	2.850%	7/8/24	23,000	23,341
Walmart Inc.	2.650%	12/15/24	20,662	20,735
Walmart Inc.	3.550%	6/26/25	29,832	31,351
Walmart Inc.	3.050%	7/8/26	11,100	11,388
Walmart Inc.	5.875%	4/5/27	4,751	5,838
Walmart Inc.	3.700%	6/26/28	41,550	44,215
Walmart Inc.	3.250%	7/8/29	5,050	5,214

Consumer Noncyclical (15.6%)
Abbott Laboratories	2.950%	3/15/25	17,818	17,969
Abbott Laboratories	3.875%	9/15/25	9,856	10,461
Abbott Laboratories	3.750%	11/30/26	27,887	29,421
AbbVie Inc.	3.600%	5/14/25	65,546	66,886
AbbVie Inc.	3.200%	5/14/26	32,775	32,412
AbbVie Inc.	4.250%	11/14/28	27,809	28,668
Advocate Health & Hospitals Corp.	3.829%	8/15/28	4,025	4,287
Agilent Technologies Inc.	3.050%	9/22/26	5,054	4,894
Ahold Finance USA LLC	6.875%	5/1/29	1,575	1,938
Allergan Funding SCS	3.850%	6/15/24	17,047	17,305
Allergan Funding SCS	3.800%	3/15/25	49,152	49,448
Altria Group Inc.	4.400%	2/14/26	25,755	26,733
Altria Group Inc.	2.625%	9/16/26	6,942	6,454
Altria Group Inc.	4.800%	2/14/29	47,580	49,706
AmerisourceBergen Corp.	3.400%	5/15/24	375	380
AmerisourceBergen Corp.	3.250%	3/1/25	7,116	7,147
AmerisourceBergen Corp.	3.450%	12/15/27	15,152	14,980
Amgen Inc.	3.125%	5/1/25	16,644	16,808
Amgen Inc.	2.600%	8/19/26	20,199	19,409
Amgen Inc.	3.200%	11/2/27	13,397	13,321
Anheuser-Busch Cos. LLC/ Anheuser-Busch
InBev Worldwide Inc.	3.650%	2/1/26	77,572	79,130
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	1,000	1,018
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	42,497	44,853
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	31,008	32,211
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	80,085	86,867
Archer-Daniels-Midland Co.	2.500%	8/11/26	15,416	15,093
AstraZeneca plc	3.375%	11/16/25	40,796	41,612
AstraZeneca plc	3.125%	6/12/27	10,670	10,609
AstraZeneca plc	4.000%	1/17/29	7,225	7,613
BAT Capital Corp.	3.222%	8/15/24	33,521	33,086
BAT Capital Corp.	3.557%	8/15/27	55,821	53,438
Baxalta Inc.	4.000%	6/23/25	13,328	13,962
Baxter International Inc.	2.600%	8/15/26	6,934	6,711
Becton Dickinson & Co.	3.875%	5/15/24	3,500	3,588
Becton Dickinson & Co.	3.363%	6/6/24	30,426	30,751
Becton Dickinson & Co.	3.734%	12/15/24	20,394	20,972
Becton Dickinson & Co.	3.700%	6/6/27	40,066	40,996
Bestfoods	7.250%	12/15/26	519	667
Biogen Inc.	4.050%	9/15/25	30,013	31,182
Boston Scientific Corp.	3.850%	5/15/25	12,876	13,472
Boston Scientific Corp.	3.750%	3/1/26	13,544	14,048
Boston Scientific Corp.	4.000%	3/1/28	20,825	21,769
Boston Scientific Corp.	4.000%	3/1/29	13,339	13,924
3 Bristol-Myers Squibb Co.	2.900%	7/26/24	32,275	32,704
3 Bristol-Myers Squibb Co.	3.200%	6/15/26	22,750	23,311
Bristol-Myers Squibb Co.	3.250%	2/27/27	10,870	10,944
3 Bristol-Myers Squibb Co.	3.400%	7/26/29	13,200	13,499
Brown-Forman Corp.	3.500%	4/15/25	4,925	5,159
Bunge Ltd. Finance Corp.	3.250%	8/15/26	11,110	10,329
Bunge Ltd. Finance Corp.	3.750%	9/25/27	9,791	9,305
Campbell Soup Co.	3.950%	3/15/25	20,650	21,096
Campbell Soup Co.	3.300%	3/19/25	4,936	4,901
Campbell Soup Co.	4.150%	3/15/28	17,358	17,568
Cardinal Health Inc.	3.079%	6/15/24	19,816	19,632
Cardinal Health Inc.	3.500%	11/15/24	4,797	4,890

Cardinal Health Inc.	3.750%	9/15/25	6,562	6,731
Cardinal Health Inc.	3.410%	6/15/27	19,974	19,322
Celgene Corp.	3.625%	5/15/24	18,475	18,814
Celgene Corp.	3.875%	8/15/25	31,641	32,975
Celgene Corp.	3.450%	11/15/27	16,114	16,390
Celgene Corp.	3.900%	2/20/28	28,378	30,039
CHRISTUS Health	4.341%	7/1/28	4,625	5,058
Church & Dwight Co. Inc.	3.150%	8/1/27	6,370	6,281
3 Cigna Corp.	4.125%	11/15/25	36,450	37,964
3 Cigna Corp.	4.375%	10/15/28	56,850	59,501
Clorox Co.	3.500%	12/15/24	8,278	8,628
Clorox Co.	3.100%	10/1/27	5,722	5,730
Clorox Co.	3.900%	5/15/28	7,895	8,397
Coca-Cola Co.	2.875%	10/27/25	27,632	28,128
Coca-Cola Co.	2.550%	6/1/26	9,670	9,585
Coca-Cola Co.	2.250%	9/1/26	17,111	16,688
Coca-Cola Co.	2.900%	5/25/27	5,944	6,004
Coca-Cola Consolidated Inc.	3.800%	11/25/25	5,100	5,259
Conagra Brands Inc.	4.300%	5/1/24	225	236
Conagra Brands Inc.	4.600%	11/1/25	23,711	25,271
Conagra Brands Inc.	7.000%	10/1/28	5,008	6,125
Conagra Brands Inc.	4.850%	11/1/28	22,489	24,199
Constellation Brands Inc.	4.750%	11/15/24	6,709	7,125
Constellation Brands Inc.	4.400%	11/15/25	5,300	5,665
Constellation Brands Inc.	4.750%	12/1/25	5,105	5,500
Constellation Brands Inc.	3.700%	12/6/26	11,485	11,728
Constellation Brands Inc.	3.500%	5/9/27	9,930	9,878
Constellation Brands Inc.	3.600%	2/15/28	15,035	15,094
Constellation Brands Inc.	4.650%	11/15/28	4,775	5,147
Covidien International Finance SA	2.950%	6/15/23	—	—
CVS Health Corp.	3.375%	8/12/24	10,704	10,777
CVS Health Corp.	4.100%	3/25/25	72,506	75,039
CVS Health Corp.	3.875%	7/20/25	54,003	55,287
CVS Health Corp.	2.875%	6/1/26	37,889	36,212
CVS Health Corp.	6.250%	6/1/27	1,610	1,849
CVS Health Corp.	4.300%	3/25/28	143,699	147,654
Danaher Corp.	3.350%	9/15/25	7,080	7,161
Diageo Capital plc	3.875%	5/18/28	7,225	7,797
Edwards Lifesciences Corp.	4.300%	6/15/28	8,137	8,613
Eli Lilly & Co.	2.750%	6/1/25	14,493	14,615
Eli Lilly & Co.	5.500%	3/15/27	559	664
Eli Lilly & Co.	3.100%	5/15/27	11,000	11,294
Eli Lilly & Co.	3.375%	3/15/29	24,540	25,386
Estee Lauder Cos. Inc.	3.150%	3/15/27	7,847	8,002
Express Scripts Holding Co.	3.500%	6/15/24	18,631	19,010
Express Scripts Holding Co.	4.500%	2/25/26	23,942	25,491
Express Scripts Holding Co.	3.400%	3/1/27	25,466	25,282
Flowers Foods Inc.	3.500%	10/1/26	5,085	5,015
General Mills Inc.	4.000%	4/17/25	12,361	12,960
General Mills Inc.	3.200%	2/10/27	14,550	14,396
General Mills Inc.	4.200%	4/17/28	23,765	24,918
Gilead Sciences Inc.	3.500%	2/1/25	32,038	32,995
Gilead Sciences Inc.	3.650%	3/1/26	43,482	45,053
Gilead Sciences Inc.	2.950%	3/1/27	23,411	23,263
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	24,765	25,874
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	19,009	20,262
GlaxoSmithKline Capital plc	3.000%	6/1/24	15,675	15,918

Hasbro Inc.	3.500%	9/15/27	7,003	6,994
HCA Inc.	5.250%	4/15/25	23,155	24,892
HCA Inc.	5.250%	6/15/26	24,745	26,539
HCA Inc.	4.500%	2/15/27	17,781	18,359
Hershey Co.	3.200%	8/21/25	5,810	6,023
Hershey Co.	2.300%	8/15/26	7,111	6,921
Hershey Co.	7.200%	8/15/27	146	189
Ingredion Inc.	3.200%	10/1/26	7,582	7,428
JM Smucker Co.	3.500%	3/15/25	14,379	14,695
JM Smucker Co.	3.375%	12/15/27	9,060	9,045
Johnson & Johnson	2.625%	1/15/25	14,649	14,754
Johnson & Johnson	2.450%	3/1/26	32,702	32,254
Johnson & Johnson	2.950%	3/3/27	22,361	22,702
Johnson & Johnson	2.900%	1/15/28	18,288	18,494
Kaiser Foundation Hospitals	3.150%	5/1/27	8,727	8,845
Kellogg Co.	3.250%	4/1/26	9,188	9,134
Kellogg Co.	3.400%	11/15/27	17,023	16,928
Kellogg Co.	4.300%	5/15/28	3,000	3,188
3 Keurig Dr Pepper Inc.	4.417%	5/25/25	14,582	15,336
Keurig Dr Pepper Inc.	3.400%	11/15/25	3,024	3,020
Keurig Dr Pepper Inc.	2.550%	9/15/26	10,314	9,596
Keurig Dr Pepper Inc.	3.430%	6/15/27	10,281	10,099
3 Keurig Dr Pepper Inc.	4.597%	5/25/28	32,365	34,387
Kimberly-Clark Corp.	3.050%	8/15/25	4,090	4,212
Kimberly-Clark Corp.	2.750%	2/15/26	9,842	9,886
Kimberly-Clark Corp.	3.950%	11/1/28	6,940	7,586
Kimberly-Clark Corp.	3.200%	4/25/29	11,750	12,058
Kraft Heinz Foods Co.	3.950%	7/15/25	31,336	31,793
Kraft Heinz Foods Co.	3.000%	6/1/26	35,334	33,369
Kraft Heinz Foods Co.	4.625%	1/30/29	14,979	15,556
Kroger Co.	3.500%	2/1/26	6,674	6,687
Kroger Co.	2.650%	10/15/26	16,214	15,248
Kroger Co.	3.700%	8/1/27	7,777	7,844
Kroger Co.	4.500%	1/15/29	5,350	5,628
Kroger Co.	7.700%	6/1/29	2,980	3,777
Laboratory Corp. of America Holdings	3.250%	9/1/24	9,859	9,901
Laboratory Corp. of America Holdings	3.600%	2/1/25	16,956	17,207
Laboratory Corp. of America Holdings	3.600%	9/1/27	9,355	9,484
McCormick & Co. Inc.	3.150%	8/15/24	11,382	11,446
McCormick & Co. Inc.	3.400%	8/15/27	13,176	13,292
McKesson Corp.	3.950%	2/16/28	7,478	7,606
McKesson Corp.	4.750%	5/30/29	4,972	5,319
Mead Johnson Nutrition Co.	4.125%	11/15/25	15,257	16,265
Medtronic Global Holdings SCA	3.350%	4/1/27	15,583	16,090
Medtronic Inc.	3.500%	3/15/25	55,050	57,323
Merck & Co. Inc.	2.750%	2/10/25	42,283	42,517
Merck & Co. Inc.	3.400%	3/7/29	28,310	29,322
Mercy Health	4.302%	7/1/28	3,500	3,834
Molson Coors Brewing Co.	3.000%	7/15/26	33,439	32,380
Mondelez International Inc.	3.625%	2/13/26	11,950	12,375
Mondelez International Inc.	4.125%	5/7/28	1,500	1,594
Mylan Inc.	4.550%	4/15/28	13,454	12,897
Mylan NV	3.950%	6/15/26	31,330	29,405
Newell Brands Inc.	4.000%	12/1/24	9,602	9,547
Newell Brands Inc.	4.200%	4/1/26	29,651	28,952
Novartis Capital Corp.	3.400%	5/6/24	400	415
Novartis Capital Corp.	3.000%	11/20/25	29,102	29,623

Novartis Capital Corp.	3.100%	5/17/27	17,747	18,062
PepsiCo Inc.	2.750%	4/30/25	16,642	16,759
PepsiCo Inc.	3.500%	7/17/25	12,235	12,860
PepsiCo Inc.	2.850%	2/24/26	11,173	11,264
PepsiCo Inc.	2.375%	10/6/26	18,175	17,717
PepsiCo Inc.	3.000%	10/15/27	31,917	32,349
Perrigo Finance Unlimited Co.	3.900%	12/15/24	12,297	12,065
Perrigo Finance Unlimited Co.	4.375%	3/15/26	9,237	9,082
Pfizer Inc.	2.750%	6/3/26	16,092	16,045
Pfizer Inc.	3.000%	12/15/26	24,595	24,866
Pfizer Inc.	3.600%	9/15/28	16,125	16,988
Pfizer Inc.	3.450%	3/15/29	29,315	30,508
Pharmacia LLC	6.600%	12/1/28	14,705	18,942
Philip Morris International Inc.	3.250%	11/10/24	14,594	14,917
Philip Morris International Inc.	3.375%	8/11/25	10,296	10,562
Philip Morris International Inc.	2.750%	2/25/26	14,570	14,441
Philip Morris International Inc.	3.125%	8/17/27	7,070	7,114
Philip Morris International Inc.	3.125%	3/2/28	7,170	7,118
Procter & Gamble Co.	2.700%	2/2/26	9,380	9,410
Procter & Gamble Co.	2.450%	11/3/26	15,790	15,561
Procter & Gamble Co.	2.850%	8/11/27	10,845	11,022
Providence St. Joseph Health Obligated Group
	2.746%	10/1/26	2,625	2,587
Quest Diagnostics Inc.	3.500%	3/30/25	7,130	7,269
Quest Diagnostics Inc.	3.450%	6/1/26	10,898	10,947
Reynolds American Inc.	4.450%	6/12/25	44,865	46,454
Sanofi	3.625%	6/19/28	14,593	15,469
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	49,028	48,186
SSM Health Care Corp.	3.823%	6/1/27	5,308	5,583
Stryker Corp.	3.375%	11/1/25	14,920	15,499
Stryker Corp.	3.500%	3/15/26	12,516	12,878
Stryker Corp.	3.650%	3/7/28	6,375	6,659
Sutter Health	3.695%	8/15/28	5,275	5,582
Sysco Corp.	3.550%	3/15/25	7,323	7,558
Sysco Corp.	3.750%	10/1/25	11,698	12,192
Sysco Corp.	3.300%	7/15/26	10,466	10,542
Sysco Corp.	3.250%	7/15/27	14,680	14,694
3 Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	32,915	36,402
Thermo Fisher Scientific Inc.	3.650%	12/15/25	6,005	6,268
Thermo Fisher Scientific Inc.	2.950%	9/19/26	16,566	16,390
Thermo Fisher Scientific Inc.	3.200%	8/15/27	12,581	12,523
Toledo Hospital	5.325%	11/15/28	4,575	4,941
Tyson Foods Inc.	3.950%	8/15/24	24,329	25,346
Tyson Foods Inc.	4.000%	3/1/26	7,200	7,510
Tyson Foods Inc.	3.550%	6/2/27	20,580	20,845
Tyson Foods Inc.	4.350%	3/1/29	19,375	20,541
Unilever Capital Corp.	2.600%	5/5/24	825	826
Unilever Capital Corp.	3.375%	3/22/25	6,400	6,649
Unilever Capital Corp.	3.100%	7/30/25	4,824	4,925
Unilever Capital Corp.	2.000%	7/28/26	16,440	15,629
Unilever Capital Corp.	2.900%	5/5/27	17,445	17,493
Unilever Capital Corp.	3.500%	3/22/28	14,460	15,080
Whirlpool Corp.	3.700%	5/1/25	4,650	4,726
Whirlpool Corp.	4.750%	2/26/29	11,000	11,614
Whole Foods Market Inc.	5.200%	12/3/25	180	207
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	30,871	31,308
Zoetis Inc.	4.500%	11/13/25	10,178	10,897

Zoetis Inc.	3.000%	9/12/27	11,912	11,732
Zoetis Inc.	3.900%	8/20/28	9,987	10,407

Energy (8.6%)
Anadarko Petroleum Corp.	5.550%	3/15/26	16,430	18,065
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.250%	1/15/25	17,670	18,487
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	4.250%	12/1/27	11,421	11,664
Apache Corp.	4.375%	10/15/28	14,530	14,791
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.337%	12/15/27	21,520	21,128
Boardwalk Pipelines LP	4.950%	12/15/24	11,190	11,840
Boardwalk Pipelines LP	5.950%	6/1/26	7,555	8,311
Boardwalk Pipelines LP	4.450%	7/15/27	8,000	8,079
Boardwalk Pipelines LP	4.800%	5/3/29	9,300	9,367
BP Capital Markets America Inc.	3.796%	9/21/25	10,850	11,360
BP Capital Markets America Inc.	3.410%	2/11/26	9,100	9,330
BP Capital Markets America Inc.	3.119%	5/4/26	20,805	20,853
BP Capital Markets America Inc.	3.017%	1/16/27	14,794	14,678
BP Capital Markets America Inc.	3.588%	4/14/27	19,300	19,892
BP Capital Markets America Inc.	3.937%	9/21/28	18,405	19,470
BP Capital Markets America Inc.	4.234%	11/6/28	29,654	31,939
BP Capital Markets plc	2.500%	11/6/22	—	—
BP Capital Markets plc	3.535%	11/4/24	15,040	15,606
BP Capital Markets plc	3.506%	3/17/25	15,213	15,732
BP Capital Markets plc	3.279%	9/19/27	25,629	25,682
BP Capital Markets plc	3.723%	11/28/28	8,255	8,628
Buckeye Partners LP	4.350%	10/15/24	3,307	3,248
Buckeye Partners LP	3.950%	12/1/26	11,667	10,733
Buckeye Partners LP	4.125%	12/1/27	4,480	4,088
Canadian Natural Resources Ltd.	3.900%	2/1/25	9,367	9,666
Canadian Natural Resources Ltd.	3.850%	6/1/27	23,096	23,531
Cenovus Energy Inc.	4.250%	4/15/27	15,447	15,273
Chevron Corp.	3.326%	11/17/25	15,294	15,921
Chevron Corp.	2.954%	5/16/26	32,025	32,483
Cimarex Energy Co.	4.375%	6/1/24	11,274	11,785
Cimarex Energy Co.	3.900%	5/15/27	13,575	13,731
Cimarex Energy Co.	4.375%	3/15/29	5,700	5,986
Columbia Pipeline Group Inc.	4.500%	6/1/25	15,645	16,714
Concho Resources Inc.	4.375%	1/15/25	6,069	6,243
Concho Resources Inc.	3.750%	10/1/27	19,550	19,648
Concho Resources Inc.	4.300%	8/15/28	15,622	16,333
ConocoPhillips Co.	3.350%	11/15/24	6,623	6,873
ConocoPhillips Co.	3.350%	5/15/25	1,388	1,422
ConocoPhillips Co.	4.950%	3/15/26	19,514	21,849
ConocoPhillips Holding Co.	6.950%	4/15/29	22,572	29,268
Continental Resources Inc.	3.800%	6/1/24	13,400	13,454
Continental Resources Inc.	4.375%	1/15/28	19,675	20,216
Devon Energy Corp.	5.850%	12/15/25	9,456	10,883
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	5,800	5,977
Enable Midstream Partners LP	3.900%	5/15/24	325	326
Enable Midstream Partners LP	4.400%	3/15/27	11,220	11,017
Enable Midstream Partners LP	4.950%	5/15/28	14,675	15,019
Enbridge Energy Partners LP	5.875%	10/15/25	7,823	8,995
Enbridge Inc.	3.500%	6/10/24	5,917	6,034
Enbridge Inc.	4.250%	12/1/26	14,575	15,481

Enbridge Inc.	3.700%	7/15/27	12,564	12,895
Energy Transfer Operating LP	4.050%	3/15/25	11,710	11,939
Energy Transfer Operating LP	4.750%	1/15/26	9,158	9,495
Energy Transfer Operating LP	4.200%	4/15/27	9,369	9,471
Energy Transfer Operating LP	5.500%	6/1/27	27,503	29,872
Energy Transfer Operating LP	5.250%	4/15/29	16,225	17,525
Energy Transfer Partners LP	4.950%	6/15/28	18,566	19,557
3 Eni SPA	4.250%	5/9/29	5,000	5,091
Eni USA Inc.	7.300%	11/15/27	1,000	1,235
Enterprise Products Operating LLC	3.750%	2/15/25	18,623	19,289
Enterprise Products Operating LLC	3.700%	2/15/26	15,019	15,434
Enterprise Products Operating LLC	3.950%	2/15/27	6,146	6,417
Enterprise Products Operating LLC	4.150%	10/16/28	18,573	19,656
2 Enterprise Products Operating LLC	5.250%	8/16/77	10,500	9,786
2 Enterprise Products Operating LLC	5.375%	2/15/78	13,400	12,075
EOG Resources Inc.	3.150%	4/1/25	4,841	4,910
EOG Resources Inc.	4.150%	1/15/26	15,036	16,060
EQM Midstream Partners LP	4.000%	8/1/24	8,017	7,923
EQM Midstream Partners LP	4.125%	12/1/26	7,130	6,844
EQM Midstream Partners LP	5.500%	7/15/28	14,600	15,003
EQT Corp.	3.900%	10/1/27	20,552	19,565
Exxon Mobil Corp.	2.709%	3/6/25	28,069	28,224
Exxon Mobil Corp.	3.043%	3/1/26	38,605	39,258
Halliburton Co.	3.800%	11/15/25	32,090	32,956
Helmerich & Payne Inc.	4.650%	3/15/25	6,700	7,056
Hess Corp.	3.500%	7/15/24	4,474	4,457
Hess Corp.	4.300%	4/1/27	15,789	15,802
HollyFrontier Corp.	5.875%	4/1/26	16,816	18,072
Husky Energy Inc.	4.400%	4/15/29	14,791	15,077
Kerr-McGee Corp.	6.950%	7/1/24	11,359	13,321
Kinder Morgan Energy Partners LP	4.300%	5/1/24	200	210
Kinder Morgan Energy Partners LP	4.250%	9/1/24	15,400	16,192
Kinder Morgan Inc.	4.300%	6/1/25	21,502	22,560
Kinder Morgan Inc.	4.300%	3/1/28	22,357	23,258
Magellan Midstream Partners LP	5.000%	3/1/26	9,447	10,346
Marathon Oil Corp.	3.850%	6/1/25	20,092	20,360
Marathon Oil Corp.	4.400%	7/15/27	12,065	12,492
Marathon Petroleum Corp.	5.125%	4/1/24	2,000	2,058
Marathon Petroleum Corp.	3.625%	9/15/24	6,358	6,494
Marathon Petroleum Corp.	5.125%	12/15/26	14,870	16,092
Marathon Petroleum Corp.	3.800%	4/1/28	5,900	5,871
MPLX LP	4.875%	12/1/24	20,078	21,500
MPLX LP	4.000%	2/15/25	12,480	12,843
MPLX LP	4.875%	6/1/25	19,463	20,908
MPLX LP	4.125%	3/1/27	20,815	21,059
MPLX LP	4.000%	3/15/28	14,380	14,383
MPLX LP	4.800%	2/15/29	12,475	13,222
National Fuel Gas Co.	5.200%	7/15/25	6,297	6,759
National Fuel Gas Co.	3.950%	9/15/27	8,780	8,695
National Fuel Gas Co.	4.750%	9/1/28	2,250	2,310
Newfield Exploration Co.	5.625%	7/1/24	11,063	12,142
Newfield Exploration Co.	5.375%	1/1/26	16,975	18,291
Noble Energy Inc.	3.900%	11/15/24	11,241	11,540
Noble Energy Inc.	3.850%	1/15/28	11,230	11,282
Occidental Petroleum Corp.	3.500%	6/15/25	12,133	12,351
Occidental Petroleum Corp.	3.400%	4/15/26	17,100	17,072
Occidental Petroleum Corp.	3.000%	2/15/27	12,763	12,397

ONEOK Inc.	4.000%	7/13/27	11,078	11,325
ONEOK Inc.	4.550%	7/15/28	8,525	8,923
ONEOK Inc.	4.350%	3/15/29	11,475	11,931
ONEOK Partners LP	4.900%	3/15/25	7,984	8,552
Patterson-UTI Energy Inc.	3.950%	2/1/28	7,225	7,087
Phillips 66	3.900%	3/15/28	10,926	11,248
Phillips 66 Partners LP	3.605%	2/15/25	7,784	7,934
Phillips 66 Partners LP	3.550%	10/1/26	7,400	7,365
Phillips 66 Partners LP	3.750%	3/1/28	9,534	9,480
Pioneer Natural Resources Co.	4.450%	1/15/26	10,023	10,698
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	11,314	11,335
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	15,576	16,371
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	13,448	13,893
Sabine Pass Liquefaction LLC	5.750%	5/15/24	300	328
Sabine Pass Liquefaction LLC	5.625%	3/1/25	26,477	28,959
Sabine Pass Liquefaction LLC	5.875%	6/30/26	25,593	28,376
Sabine Pass Liquefaction LLC	5.000%	3/15/27	22,415	23,732
Sabine Pass Liquefaction LLC	4.200%	3/15/28	29,397	29,654
Shell International Finance BV	3.250%	5/11/25	36,013	37,019
Shell International Finance BV	2.875%	5/10/26	26,049	26,030
Shell International Finance BV	2.500%	9/12/26	19,700	19,190
Shell International Finance BV	3.875%	11/13/28	26,985	28,761
Spectra Energy Partners LP	3.500%	3/15/25	7,927	8,017
Spectra Energy Partners LP	3.375%	10/15/26	10,182	10,121
Suncor Energy Inc.	3.600%	12/1/24	13,895	14,297
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	10,092	11,312
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	3,340	3,322
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	20,188	20,137
TC PipeLines LP	4.375%	3/13/25	2,975	3,096
TC PipeLines LP	3.900%	5/25/27	10,360	10,433
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	2,350	2,807
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	5,985	7,252
Total Capital International SA	3.750%	4/10/24	—	—
Total Capital International SA	3.455%	2/19/29	22,315	23,227
Total Capital SA	3.883%	10/11/28	14,830	15,812
TransCanada PipeLines Ltd.	4.875%	1/15/26	19,628	21,357
TransCanada PipeLines Ltd.	4.250%	5/15/28	18,550	19,485
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	16,460	20,884
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	3,614	3,723
Valero Energy Corp.	3.650%	3/15/25	9,141	9,419
Valero Energy Corp.	3.400%	9/15/26	20,381	20,190
Valero Energy Corp.	4.350%	6/1/28	12,444	12,926
Valero Energy Corp.	4.000%	4/1/29	15,851	15,970
Valero Energy Partners LP	4.375%	12/15/26	9,970	10,444
Valero Energy Partners LP	4.500%	3/15/28	6,653	7,009
Western Midstream Operating LP	3.950%	6/1/25	7,731	7,574
Western Midstream Operating LP	4.650%	7/1/26	12,047	11,920
Western Midstream Operating LP	4.500%	3/1/28	5,801	5,721
Western Midstream Operating LP	4.750%	8/15/28	5,786	5,747
Williams Cos. Inc.	4.550%	6/24/24	20,800	22,085
Williams Cos. Inc.	3.900%	1/15/25	21,117	21,739
Williams Cos. Inc.	4.000%	9/15/25	21,095	22,058
Williams Cos. Inc.	3.750%	6/15/27	16,875	17,014

Other Industrial (0.2%)
CBRE Services Inc.	5.250%	3/15/25	5,895	6,469
CBRE Services Inc.	4.875%	3/1/26	10,720	11,487
Cintas Corp. No 2	3.700%	4/1/27	15,650	16,328
Fluor Corp.	3.500%	12/15/24	7,775	7,790
Fluor Corp.	4.250%	9/15/28	9,640	9,738
Steelcase Inc.	5.125%	1/18/29	6,925	7,452

Technology (8.5%)
Adobe Inc.	3.250%	2/1/25	15,580	16,125
Alphabet Inc.	1.998%	8/15/26	30,051	28,871
Analog Devices Inc.	3.900%	12/15/25	11,618	12,190
Analog Devices Inc.	3.500%	12/5/26	16,783	16,962
1 Apple Inc.	3.450%	5/6/24	500	520
Apple Inc.	2.750%	1/13/25	26,066	26,138
Apple Inc.	2.500%	2/9/25	26,577	26,324
Apple Inc.	3.200%	5/13/25	33,142	34,068
Apple Inc.	3.250%	2/23/26	51,521	52,823
Apple Inc.	2.450%	8/4/26	42,646	41,495
Apple Inc.	3.350%	2/9/27	36,554	37,552
Apple Inc.	3.200%	5/11/27	44,234	44,992
Apple Inc.	3.000%	6/20/27	21,249	21,440
Apple Inc.	2.900%	9/12/27	42,600	42,383
Apple Inc.	3.000%	11/13/27	1,600	1,607
Applied Materials Inc.	3.900%	10/1/25	9,700	10,283
Applied Materials Inc.	3.300%	4/1/27	18,429	18,793
Arrow Electronics Inc.	3.250%	9/8/24	10,519	10,290
Arrow Electronics Inc.	4.000%	4/1/25	5,070	5,177
Arrow Electronics Inc.	3.875%	1/12/28	5,342	5,226
Autodesk Inc.	4.375%	6/15/25	4,985	5,276
Autodesk Inc.	3.500%	6/15/27	7,199	7,142
Avnet Inc.	4.625%	4/15/26	7,630	7,883
Baidu Inc.	4.375%	5/14/24	3,300	3,448
Baidu Inc.	4.125%	6/30/25	5,560	5,742
Baidu Inc.	3.625%	7/6/27	11,275	11,033
Baidu Inc.	4.375%	3/29/28	8,400	8,602
Baidu Inc.	4.875%	11/14/28	6,000	6,388
Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.125%	1/15/25	15,375	14,599
Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.875%	1/15/27	90,516	85,964
Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.500%	1/15/28	10,000	9,133
3 Broadcom Inc.	3.625%	10/15/24	33,100	32,534
3 Broadcom Inc.	4.250%	4/15/26	40,700	40,271
3 Broadcom Inc.	4.750%	4/15/29	50,000	49,138
Broadridge Financial Solutions Inc.	3.400%	6/27/26	5,815	5,860
CA Inc.	4.700%	3/15/27	5,075	5,160
Cadence Design Systems Inc.	4.375%	10/15/24	4,775	5,006
Cisco Systems Inc.	3.500%	6/15/25	7,420	7,843
Cisco Systems Inc.	2.950%	2/28/26	18,588	18,802
Cisco Systems Inc.	2.500%	9/20/26	17,381	17,139
Citrix Systems Inc.	4.500%	12/1/27	10,000	10,100
3 Dell International LLC / EMC Corp.	4.000%	7/15/24	14,500	14,566
3 Dell International LLC / EMC Corp.	6.020%	6/15/26	74,101	79,605
3 Dell International LLC / EMC Corp.	4.900%	10/1/26	26,000	26,573
DXC Technology Co.	4.750%	4/15/27	7,150	7,525

Fidelity National Information Services Inc.	3.875%	6/5/24	4,314	4,494
Fidelity National Information Services Inc.	5.000%	10/15/25	13,084	14,421
Fidelity National Information Services Inc.	3.000%	8/15/26	23,795	23,420
Fidelity National Information Services Inc.	3.750%	5/21/29	21,000	21,480
Fiserv Inc.	3.850%	6/1/25	16,080	16,761
Fiserv Inc.	4.200%	10/1/28	15,940	16,825
Flex Ltd.	4.750%	6/15/25	8,105	8,314
Flex Ltd.	4.875%	6/15/29	3,000	2,971
Google LLC	3.375%	2/25/24	—	—
Hewlett Packard Enterprise Co.	4.900%	10/15/25	42,303	45,055
Intel Corp.	2.875%	5/11/24	1,475	1,492
Intel Corp.	3.700%	7/29/25	39,069	41,154
Intel Corp.	2.600%	5/19/26	24,400	24,114
Intel Corp.	3.150%	5/11/27	11,769	11,979
International Business Machines Corp.	7.000%	10/30/25	8,848	10,898
International Business Machines Corp.	3.450%	2/19/26	33,880	34,687
International Business Machines Corp.	3.300%	5/15/26	50,000	50,517
International Business Machines Corp.	3.300%	1/27/27	250	254
International Business Machines Corp.	6.220%	8/1/27	4,013	4,919
International Business Machines Corp.	6.500%	1/15/28	2,075	2,570
International Business Machines Corp.	3.500%	5/15/29	55,000	55,876
Jabil Inc.	3.950%	1/12/28	7,878	7,589
Juniper Networks Inc.	4.350%	6/15/25	5,220	5,479
Keysight Technologies Inc.	4.550%	10/30/24	8,310	8,765
Keysight Technologies Inc.	4.600%	4/6/27	10,625	11,191
KLA-Tencor Corp.	4.650%	11/1/24	23,461	25,088
KLA-Tencor Corp.	4.100%	3/15/29	14,270	14,636
Lam Research Corp.	3.800%	3/15/25	6,968	7,273
Lam Research Corp.	3.750%	3/15/26	12,065	12,409
Lam Research Corp.	4.000%	3/15/29	17,200	17,868
Marvell Technology Group Ltd.	4.875%	6/22/28	8,300	8,570
Maxim Integrated Products Inc.	3.450%	6/15/27	7,424	7,282
Micron Technology Inc.	4.975%	2/6/26	9,450	9,592
Micron Technology Inc.	5.327%	2/6/29	10,675	10,755
Microsoft Corp.	2.700%	2/12/25	38,281	38,704
Microsoft Corp.	3.125%	11/3/25	50,528	52,335
Microsoft Corp.	2.400%	8/8/26	57,599	56,716
Microsoft Corp.	3.300%	2/6/27	70,125	73,058
Motorola Solutions Inc.	4.000%	9/1/24	13,412	13,807
Motorola Solutions Inc.	4.600%	2/23/28	12,109	12,435
NetApp Inc.	3.300%	9/29/24	5,660	5,671
NVIDIA Corp.	3.200%	9/16/26	15,626	15,639
3 NXP BV / NXP Funding LLC	5.350%	3/1/26	10,400	11,206
3 NXP BV / NXP Funding LLC	5.550%	12/1/28	9,600	10,476
Oracle Corp.	3.400%	7/8/24	31,840	32,739
Oracle Corp.	2.950%	11/15/24	35,673	36,012
Oracle Corp.	2.950%	5/15/25	35,604	35,776
Oracle Corp.	2.650%	7/15/26	52,265	51,374
Oracle Corp.	3.250%	11/15/27	38,566	39,175
QUALCOMM Inc.	2.900%	5/20/24	50	50
QUALCOMM Inc.	3.450%	5/20/25	35,694	36,426
QUALCOMM Inc.	3.250%	5/20/27	29,198	29,103
salesforce.com Inc.	3.700%	4/11/28	23,876	25,322
Seagate HDD Cayman	4.750%	1/1/25	16,571	16,364
Seagate HDD Cayman	4.875%	6/1/27	9,536	9,059
Tech Data Corp.	4.950%	2/15/27	7,639	7,887
Texas Instruments Inc.	2.625%	5/15/24	6,547	6,569

Texas Instruments Inc.	2.900%	11/3/27	6,318	6,390
Total System Services Inc.	4.800%	4/1/26	11,201	12,027
Total System Services Inc.	4.450%	6/1/28	7,088	7,481
Trimble Inc.	4.750%	12/1/24	6,321	6,616
Trimble Inc.	4.900%	6/15/28	8,200	8,474
Tyco Electronics Group SA	3.450%	8/1/24	5,600	5,768
Tyco Electronics Group SA	3.700%	2/15/26	4,515	4,577
Tyco Electronics Group SA	3.125%	8/15/27	10,635	10,579
Verisk Analytics Inc.	4.000%	6/15/25	18,274	19,298
Verisk Analytics Inc.	4.125%	3/15/29	5,955	6,300
VMware Inc.	3.900%	8/21/27	19,877	19,651
Xilinx Inc.	2.950%	6/1/24	11,158	11,183

Transportation (2.2%)
2 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	2,617	2,701
2 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	5,057	5,173
2 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	11,018	11,086
2 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	1,534	1,535
2 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	2,938	3,002
2 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	6,759	6,892
2 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	3,576	3,548
2 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	6,769	6,756
2 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	5,270	5,191
2 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	5,445	5,589
2 American Airlines 2017-1B Class B Pass
Through Trust	4.950%	2/15/25	1,789	1,858
2 BNSF Funding Trust I	6.613%	12/15/55	1,890	2,058
Burlington Northern Santa Fe LLC	3.400%	9/1/24	11,913	12,356
Burlington Northern Santa Fe LLC	3.000%	4/1/25	13,966	14,256
Burlington Northern Santa Fe LLC	3.650%	9/1/25	13,123	13,837
Burlington Northern Santa Fe LLC	7.000%	12/15/25	3,001	3,743
Burlington Northern Santa Fe LLC	3.250%	6/15/27	9,068	9,415
Canadian National Railway Co.	2.950%	11/21/24	5,689	5,832
Canadian National Railway Co.	2.750%	3/1/26	8,943	8,961
Canadian National Railway Co.	6.900%	7/15/28	5,046	6,592
Canadian Pacific Railway Co.	2.900%	2/1/25	8,558	8,615
Canadian Pacific Railway Co.	4.000%	6/1/28	9,575	10,267
CH Robinson Worldwide Inc.	4.200%	4/15/28	9,384	9,803
2 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	7,269	7,555
2 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	5,083	5,265
CSX Corp.	3.400%	8/1/24	8,461	8,707
CSX Corp.	3.350%	11/1/25	8,135	8,357
CSX Corp.	2.600%	11/1/26	11,197	10,853
CSX Corp.	3.250%	6/1/27	8,384	8,415
CSX Corp.	3.800%	3/1/28	23,775	24,816

CSX Corp.	4.250%	3/15/29	10,875	11,726
2 CSX Transportation Inc.	6.251%	1/15/23	26	28
2 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	318	331
Delta Air Lines Inc.	4.375%	4/19/28	12,189	12,316
FedEx Corp.	2.700%	4/15/23	1,700	1,690
FedEx Corp.	3.200%	2/1/25	8,557	8,716
FedEx Corp.	3.250%	4/1/26	11,084	11,228
FedEx Corp.	3.300%	3/15/27	6,261	6,292
FedEx Corp.	3.400%	2/15/28	7,630	7,660
FedEx Corp.	4.200%	10/17/28	9,274	9,968
JB Hunt Transport Services Inc.	3.875%	3/1/26	10,865	11,187
Kirby Corp.	4.200%	3/1/28	9,905	10,052
2 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	5,073	5,067
Norfolk Southern Corp.	5.590%	5/17/25	1,770	2,031
Norfolk Southern Corp.	3.650%	8/1/25	510	535
Norfolk Southern Corp.	2.900%	6/15/26	11,015	11,080
Norfolk Southern Corp.	7.800%	5/15/27	4,142	5,442
Norfolk Southern Corp.	3.150%	6/1/27	4,638	4,708
Norfolk Southern Corp.	3.800%	8/1/28	16,850	17,777
Southwest Airlines Co.	3.000%	11/15/26	6,702	6,611
Southwest Airlines Co.	3.450%	11/16/27	4,190	4,158
2 Southwest Airlines Co. 2007-1 Pass Through Trust
	6.150%	2/1/24	836	881
2 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	2,502	2,598
Union Pacific Corp.	3.250%	1/15/25	5,707	5,774
Union Pacific Corp.	3.750%	7/15/25	10,364	10,842
Union Pacific Corp.	3.250%	8/15/25	8,377	8,585
Union Pacific Corp.	2.750%	3/1/26	16,740	16,419
Union Pacific Corp.	3.000%	4/15/27	5,847	5,856
Union Pacific Corp.	3.950%	9/10/28	23,100	24,604
Union Pacific Corp.	3.700%	3/1/29	18,000	18,768
2 United Airlines 2013-1 Class A Pass Through Trust
	4.300%	2/15/27	6,901	7,260
2 United Airlines 2014-1 Class A Pass Through Trust
	4.000%	10/11/27	7,265	7,558
2 United Airlines 2014-2 Class A Pass Through Trust
	3.750%	3/3/28	10,391	10,688
2 United Airlines 2015-1 Class AA Pass Through Trust
	3.450%	12/1/27	7,407	7,523
2 United Airlines 2016-1 Class A Pass Through Trust
	3.450%	1/7/30	3,997	3,991
2 United Airlines 2016-1 Class AA Pass Through Trust
	3.100%	7/7/28	8,748	8,715
2 United Airlines 2016-2 Class AA Pass Through Trust
	2.875%	10/7/28	3,061	2,999
United Parcel Service Inc.	2.800%	11/15/24	14,298	14,494
United Parcel Service Inc.	2.400%	11/15/26	10,147	9,898
United Parcel Service Inc.	3.050%	11/15/27	9,116	9,229
United Parcel Service Inc.	3.400%	3/15/29	10,675	11,046
2 US Airways 2012-1 Class A Pass Through Trust
	5.900%	4/1/26	728	799
2 US Airways 2013-1 Class A Pass Through Trust
	3.950%	5/15/27	2,440	2,509

2 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	1,813	1,916
				14,848,557
Utilities (5.3%)
Electric (4.7%)
AEP Texas Inc.	3.950%	6/1/28	10,100	10,656
AEP Transmission Co. LLC	3.100%	12/1/26	7,430	7,523
Ameren Corp.	3.650%	2/15/26	4,806	4,962
Ameren Illinois Co.	3.250%	3/1/25	4,247	4,354
Ameren Illinois Co.	3.800%	5/15/28	7,164	7,653
American Electric Power Co. Inc.	3.200%	11/13/27	4,750	4,752
American Electric Power Co. Inc.	4.300%	12/1/28	12,500	13,524
Appalachian Power Co.	3.400%	6/1/25	1,596	1,642
Appalachian Power Co.	3.300%	6/1/27	3,500	3,534
Arizona Public Service Co.	3.150%	5/15/25	4,620	4,718
Arizona Public Service Co.	2.950%	9/15/27	4,815	4,821
Atlantic City Electric Co.	4.000%	10/15/28	3,364	3,626
Avangrid Inc.	3.150%	12/1/24	9,354	9,394
Baltimore Gas & Electric Co.	2.400%	8/15/26	3,450	3,326
Berkshire Hathaway Energy Co.	3.500%	2/1/25	8,133	8,472
Berkshire Hathaway Energy Co.	3.250%	4/15/28	9,595	9,729
Black Hills Corp.	3.950%	1/15/26	4,945	5,117
Black Hills Corp.	3.150%	1/15/27	5,350	5,182
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,090	1,057
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	3,351	3,376
CenterPoint Energy Inc.	4.250%	11/1/28	12,025	12,831
Cleco Corporate Holdings LLC	3.743%	5/1/26	8,266	8,336
Cleveland Electric Illuminating Co.	5.500%	8/15/24	3,150	3,489
CMS Energy Corp.	3.000%	5/15/26	6,764	6,692
CMS Energy Corp.	3.450%	8/15/27	4,975	5,046
Commonwealth Edison Co.	2.550%	6/15/26	6,880	6,734
Commonwealth Edison Co.	2.950%	8/15/27	4,339	4,358
Commonwealth Edison Co.	3.700%	8/15/28	8,063	8,521
Connecticut Light & Power Co.	3.200%	3/15/27	4,840	4,939
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	7,233	7,307
Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	5,474	5,804
Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	3,700	3,982
Consumers Energy Co.	3.800%	11/15/28	3,249	3,516
Dominion Energy Inc.	3.900%	10/1/25	8,440	8,872
Dominion Energy Inc.	2.850%	8/15/26	8,526	8,338
Dominion Energy Inc.	4.250%	6/1/28	6,095	6,527
2 Dominion Energy Inc.	5.750%	10/1/54	4,975	5,097
Dominion Energy South Carolina Inc.	4.250%	8/15/28	5,450	5,963
3 DPL Inc.	4.350%	4/15/29	7,075	7,216
DTE Electric Co.	3.375%	3/1/25	5,111	5,297
DTE Energy Co.	3.500%	6/1/24	6,250	6,412
DTE Energy Co.	2.850%	10/1/26	9,667	9,423
DTE Energy Co.	3.800%	3/15/27	9,750	10,124
Duke Energy Carolinas LLC	2.950%	12/1/26	5,485	5,505
Duke Energy Carolinas LLC	3.950%	11/15/28	11,175	12,021
Duke Energy Carolinas LLC	6.000%	12/1/28	1,360	1,667
Duke Energy Corp.	2.650%	9/1/26	21,574	20,823
Duke Energy Corp.	3.150%	8/15/27	12,266	12,205
Duke Energy Florida LLC	3.200%	1/15/27	12,048	12,246
Duke Energy Florida LLC	3.800%	7/15/28	11,775	12,498
Duke Energy Ohio Inc.	3.650%	2/1/29	10,250	10,850
Duke Energy Progress LLC	3.250%	8/15/25	13,362	13,772

Duke Energy Progress LLC	3.700%	9/1/28	7,262	7,670
Duke Energy Progress LLC	3.450%	3/15/29	13,000	13,429
Edison International	4.125%	3/15/28	7,500	7,158
Emera US Finance LP	3.550%	6/15/26	15,041	15,072
Enel Americas SA	4.000%	10/25/26	7,864	7,821
Enel Chile SA	4.875%	6/12/28	15,850	16,859
Entergy Arkansas Inc.	3.700%	6/1/24	3,875	4,072
Entergy Arkansas Inc.	3.500%	4/1/26	8,234	8,495
Entergy Corp.	2.950%	9/1/26	12,010	11,796
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	4,594	5,253
Entergy Louisiana LLC	5.400%	11/1/24	5,345	6,099
Entergy Louisiana LLC	2.400%	10/1/26	11,819	11,350
Entergy Louisiana LLC	3.120%	9/1/27	10,370	10,486
Entergy Louisiana LLC	3.250%	4/1/28	7,537	7,690
Entergy Mississippi Inc.	2.850%	6/1/28	6,621	6,568
Eversource Energy	2.900%	10/1/24	11,300	11,333
Eversource Energy	3.150%	1/15/25	4,392	4,467
Eversource Energy	3.300%	1/15/28	6,165	6,248
Eversource Energy	4.250%	4/1/29	8,235	8,914
Exelon Corp.	3.950%	6/15/25	17,196	18,012
Exelon Corp.	3.400%	4/15/26	17,767	18,053
FirstEnergy Corp.	3.900%	7/15/27	27,920	28,629
Florida Power & Light Co.	3.250%	6/1/24	7,670	7,955
Florida Power & Light Co.	3.125%	12/1/25	8,540	8,858
Fortis Inc.	3.055%	10/4/26	18,331	17,857
Georgia Power Co.	3.250%	4/1/26	7,126	7,153
Georgia Power Co.	3.250%	3/30/27	6,738	6,724
Gulf Power Co.	3.300%	5/30/27	7,085	7,263
Indiana Michigan Power Co.	3.850%	5/15/28	8,500	8,999
Interstate Power & Light Co.	3.250%	12/1/24	9,288	9,488
Interstate Power & Light Co.	4.100%	9/26/28	8,585	9,175
Interstate Power & Light Co.	3.600%	4/1/29	2,900	2,961
IPALCO Enterprises Inc.	3.700%	9/1/24	6,239	6,379
ITC Holdings Corp.	3.650%	6/15/24	5,895	6,019
ITC Holdings Corp.	3.250%	6/30/26	11,588	11,561
ITC Holdings Corp.	3.350%	11/15/27	8,675	8,811
Kansas City Power & Light Co.	3.650%	8/15/25	400	419
Louisville Gas & Electric Co.	3.300%	10/1/25	4,625	4,792
MidAmerican Energy Co.	3.500%	10/15/24	10,528	11,056
MidAmerican Energy Co.	3.100%	5/1/27	6,744	6,848
MidAmerican Energy Co.	3.650%	4/15/29	6,700	7,087
Mississippi Power Co.	3.950%	3/30/28	2,250	2,336
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	9,782	9,892
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	8,061	8,306
National Rural Utilities Cooperative Finance
Corp.	3.050%	4/25/27	4,050	4,079
National Rural Utilities Cooperative Finance
Corp.	3.400%	2/7/28	16,619	17,255
National Rural Utilities Cooperative Finance
Corp.	3.900%	11/1/28	4,475	4,828
National Rural Utilities Cooperative Finance
Corp.	3.700%	3/15/29	8,925	9,451
2 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	4,775	4,907
Nevada Power Co.	3.700%	5/1/29	7,725	8,120

NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	8,750	8,880
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	15,291	15,732
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	9,500	9,691
2 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	7,850	7,232
2 NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	4,275	4,360
NSTAR Electric Co.	3.200%	5/15/27	11,470	11,693
NSTAR Electric Co.	3.250%	5/15/29	1,500	1,532
Oklahoma Gas & Electric Co.	3.800%	8/15/28	5,850	6,097
3 Oncor Electric Delivery Co. LLC	2.750%	6/1/24	7,495	7,529
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	4,980	5,081
3 Oncor Electric Delivery Co. LLC	3.700%	11/15/28	9,845	10,469
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	164	174
Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,440	2,996
PECO Energy Co.	3.150%	10/15/25	5,910	6,040
PPL Capital Funding Inc.	3.100%	5/15/26	13,016	12,778
Public Service Co. of Colorado	3.700%	6/15/28	6,750	7,167
Public Service Electric & Gas Co.	3.000%	5/15/25	4,274	4,346
Public Service Electric & Gas Co.	2.250%	9/15/26	9,756	9,351
Public Service Electric & Gas Co.	3.000%	5/15/27	8,075	8,152
Public Service Electric & Gas Co.	3.700%	5/1/28	4,550	4,849
Public Service Electric & Gas Co.	3.650%	9/1/28	1,344	1,425
Public Service Electric & Gas Co.	3.200%	5/15/29	5,000	5,103
Puget Energy Inc.	3.650%	5/15/25	13,600	13,788
San Diego Gas & Electric Co.	2.500%	5/15/26	9,454	9,131
Scottish Power Ltd.	5.810%	3/15/25	2,735	3,056
Sierra Pacific Power Co.	2.600%	5/1/26	6,570	6,431
Southern California Edison Co.	3.700%	8/1/25	5,275	5,403
Southern California Edison Co.	3.650%	3/1/28	7,100	7,160
Southern California Edison Co.	4.200%	3/1/29	7,750	8,072
Southern California Edison Co.	6.650%	4/1/29	1,888	2,131
Southern Co.	3.250%	7/1/26	21,314	21,185
Southern Power Co.	4.150%	12/1/25	9,176	9,646
Southwestern Electric Power Co.	2.750%	10/1/26	6,232	6,053
Southwestern Electric Power Co.	4.100%	9/15/28	14,714	15,555
Southwestern Public Service Co.	3.300%	6/15/24	5,203	5,367
Tucson Electric Power Co.	3.050%	3/15/25	3,500	3,498
Union Electric Co.	2.950%	6/15/27	6,250	6,220
Union Electric Co.	3.500%	3/15/29	7,600	7,878
Virginia Electric & Power Co.	3.100%	5/15/25	4,512	4,571
Virginia Electric & Power Co.	3.150%	1/15/26	14,626	14,856
Virginia Electric & Power Co.	2.950%	11/15/26	8,566	8,555
Virginia Electric & Power Co.	3.500%	3/15/27	18,809	19,536
Virginia Electric & Power Co.	3.800%	4/1/28	15,842	16,754
WEC Energy Group Inc.	3.550%	6/15/25	6,942	7,206
Westar Energy Inc.	2.550%	7/1/26	7,849	7,602
Westar Energy Inc.	3.100%	4/1/27	6,197	6,287
Wisconsin Power & Light Co.	3.050%	10/15/27	3,600	3,619
Xcel Energy Inc.	3.300%	6/1/25	7,906	8,096
Xcel Energy Inc.	3.350%	12/1/26	7,705	7,845
Xcel Energy Inc.	4.000%	6/15/28	7,335	7,782

Natural Gas (0.4%)
Atmos Energy Corp.	3.000%	6/15/27	7,893	7,929
CenterPoint Energy Resources Corp.	4.000%	4/1/28	5,390	5,649
NiSource Finance Corp.	3.490%	5/15/27	15,388	15,636
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	3,000	3,039
Sempra Energy	3.550%	6/15/24	7,758	7,960

Sempra Energy	3.750%	11/15/25	5,038	5,110
Sempra Energy	3.250%	6/15/27	17,507	17,112
Sempra Energy	3.400%	2/1/28	21,949	21,622
Southern California Gas Co.	3.150%	9/15/24	6,252	6,345
Southern California Gas Co.	3.200%	6/15/25	1,975	2,026
Southern California Gas Co.	2.600%	6/15/26	6,450	6,268
Southern Co. Gas Capital Corp.	3.250%	6/15/26	8,087	8,053
Southwest Gas Corp.	3.700%	4/1/28	4,000	4,058

Other Utility (0.2%)
American Water Capital Corp.	3.850%	3/1/24	3,366	3,520
American Water Capital Corp.	3.400%	3/1/25	10,110	10,392
American Water Capital Corp.	2.950%	9/1/27	8,140	8,003
American Water Capital Corp.	3.750%	9/1/28	8,100	8,466
American Water Capital Corp.	3.450%	6/1/29	4,000	4,062
Aqua America Inc.	3.566%	5/1/29	3,500	3,569
United Utilities plc	6.875%	8/15/28	2,312	2,812
				1,373,473
Total Corporate Bonds (Cost $24,914,883)				25,550,731
			Shares
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
4 Vanguard Market Liquidity Fund
(Cost $370,845)	2.527%		3,708,087	370,883
Total Investments (100.6%) (Cost $25,530,389)				26,166,718
Other Assets and Liabilities-Net (-0.6%)				(150,575)
Net Assets (100%)				26,016,143

1 Securities with a value of $752,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $708,637,000, representing 2.7% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September	825	104,569	(1)
2019

Short Futures Contracts

Intermediate-Term Corporate Bond Index Fund

5-Year U.S. Treasury Note	September	(1,350)	(158,446)	8
2019
7

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-
adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Intermediate-Term Corporate Bond Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	245,104	—
Corporate Bonds	—	25,550,731	—
Temporary Cash Investments	370,883	—	—
Futures Contracts—Assets[1]	1,342	—	—
Futures Contracts—Liabilities[1]	(866)	—	—
Total	371,359	25,795,835	—
1 Represents variation margin on the last day of the reporting period.